------------------
 ANNUAL
------------------
 REPORT
------------------
 MONEY
------------------
 MARKET
------------------
 FUNDS
------------------

California Tax-Free
Money Market
Mutual Fund

Government
Money Market
Mutual Fund

Money Market
Mutual Fund

National Tax-Free
Money Market
Mutual Fund

Treasury
Money Market
Mutual Fund

MARCH 31, 1997

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A

  Government Money Market Mutual Fund -- Class A                               2

  Money Market Mutual Fund -- Class A                                          2

  Treasury Money Market Mutual Fund -- Class A                                 2

  California Tax-Free Money Market Mutual Fund -- Class A                      3

  National Tax-Free Money Market Mutual Fund -- Class A                        3

PORTFOLIOS OF INVESTMENTS

  California Tax-Free Money Market Mutual Fund                                 5

  Government Money Market Mutual Fund                                         18

  Money Market Mutual Fund                                                    20

  Treasury Money Market Mutual Fund                                           24

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                         26

  Statements of Operations                                                    28

  Statements of Changes in Net Assets                                         31

  Financial Highlights                                                        36

  Notes to Financial Statements                                               44

  Independent Auditors' Report                                                57

MASTER INVESTMENT TRUST PORTFOLIO OF INVESTMENTS

  Master Investment Trust Tax-Free Money Market Master Portfolio              58

MASTER INVESTMENT TRUST

  Statement of Assets and Liabilities                                         64

  Statements of Operations                                                    65

  Statements of Changes in Net Assets                                         66

  Notes to Financial Statements                                               67

  Independent Auditors' Report                                                69

LIST OF ABBREVIATIONS                                                         70

  STAGECOACH FUNDS:
  --------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
Welcome to the 1997 Stagecoach Funds Annual Report.

This Report, dated March 31, 1997, comes to you six months after the previous Annual Report dated September 30, 1996. As we explained in the Shareholder Letter at that time, for administrative reasons, the Stagecoach Funds have shifted their financial year-end to March 31. This change does not otherwise affect the operation, nor does it affect the investment objectives, of the Funds.

The recently completed reporting period saw market volatility and the long-expected increase in the federal funds target rate. After months of debate on the rate of economic growth and the potential for increased rates of inflation, the Federal Reserve Board acted in March to raise rates by 0.25%. The Fed's action capped a six month period which showed only modest total return for the fixed-income market.

The equity market, as measured by the Standard & Poor's 500 Index, fell 7.20% in March from its January high. While this environment offered some challenges, we feel that much of the "bad news" has been greatly exaggerated. For example, the S&P 500 Index still enjoyed a 1997 year-to-date return through March 31 of 2.69%. The positive return for the six-month period ended March 31, 1997 was 11.24%. The news is similar concerning the further market correction that occurred after the reporting period. As of early May, the market had recouped much of its March and April losses.

Of course, equity issues do not rise and fall in unison. Large company stocks have fared well recently as investor dollars sought their greater security and reduced volatility. Various sectors such as technology and finance stocks have fluctuated acutely in recent months. Value stocks have outperformed growth stocks, in contrast to recent years.

It is all too easy to be confused by such a variety of returns and apparently conflicting information. That's why it is so important to truly understand the investment philosophies and long-range goals that govern your Fund. We have always felt that the more you understand your investment, the less likely you are to be unduly concerned with short-term developments.

The following pages discuss what factors have affected the returns for the Stagecoach Funds during the reporting period. These commentaries were written for you -- our shareholders -- as part of the Stagecoach Funds commitment to education, information and service as we help you meet your financial goals.

STAGECOACH FUNDS
MAY 1997

                                                           ---------------------

STAGECOACH MONEY MARKET MUTUAL FUNDS

--------------------
INVESTMENT ADVISER Q&A
GOVERNMENT MONEY MARKET MUTUAL FUND -- CLASS A
MONEY MARKET MUTUAL FUND -- CLASS A
TREASURY MONEY MARKET MUTUAL FUND -- CLASS A

WHAT WERE THE SEVEN-DAY CURRENT YIELDS AS OF MARCH 31, 1997?

Seven-day current yields for the Funds for the period ended March 31, 1997 and for the period ended September 30, 1996, are as follows:

                                MARCH 31,  SEPT. 30,
FUND                                 1997       1996
----------------------------------------------------
Money Market Mutual Fund            4.78%      4.86%
Treasury MMMF                       4.98%      4.80%
Government MMMF                     4.77%      4.64%

THE FEDERAL FUNDS TARGET RATE, SET BY THE FEDERAL RESERVE, IS THE GREATEST INFLUENCE ON MONEY MARKET YIELDS. THE RATE REMAINED UNCHANGED UNTIL MARCH, YET MONEY MARKET YIELDS FLUCTUATED. WHY?

There are a number of reasons. If the economy is expected to grow rapidly, rates usually move higher in anticipation of a Fed rate hike. Cash flows into money market mutual funds are another important factor. The dynamics of supply and demand can drive yields higher or drag them lower, particularly for variable rate securities. It is important to keep an eye on the general trend in yields rather than draw conclusions based on a single-day "snap shot" of current yields. The Wall Street Journal's Market Diary section, for example, publishes a useful graph tracking interest rates for investors interested in following this sort of information.

WHAT DOES "WEIGHTED AVERAGE MATURITY" TELL US ABOUT THE FUNDS? HOW HAS IT CHANGED DURING THE SIX-MONTH PERIOD?

Weighted average maturity is a measure of the average length of time before securities in a portfolio mature on a dollar for dollar basis. It is one of the measures of a Fund's sensitivity to interest rate changes. Funds with longer maturities generally are more sensitive to interest rate fluctuations. Typically, for a money market mutual fund, within a very narrow range, managers will increase maturity to lock in higher rates or shorten maturity if they anticipate higher rates being available soon. Market forces may also make one range relatively more attractive than another. For the most part, the weighted average maturities for these funds have been fairly steady and in the short-to-intermediate range of 45 to 60 days.

SINCE THE FEDERAL RESERVE RAISED THE FEDERAL FUNDS TARGET RATE IN MARCH, DO YOU EXPECT FURTHER ACTION?

The Federal Reserve has rarely effected only a single increase when changing monetary policy, so additional increases are likely. However, the federal funds target rate is relatively high compared to the Consumer Price Index (the prime measure of inflation), so we believe that substantial increases are unlikely.

---------------------
2

                                            STAGECOACH MONEY MARKET MUTUAL FUNDS

--------------------
INVESTMENT ADVISER Q&A
CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND -- CLASS A
NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND -- CLASS A

WHAT WERE THE SEVEN-DAY CURRENT YIELDS AS OF MARCH 31, 1997?

Seven day current yields for the Funds for the period ended March 31, 1997 and for the period ended September 30, 1996, are as follows:

                                MARCH 31,  SEPT. 30,
FUND                                 1997       1996
----------------------------------------------------
California Tax-Free MMMF            2.67%      2.97%
National Tax-Free MMMF              2.58%      3.00%

WHY ARE THE YIELDS LOWER NOW THAN IN SEPTEMBER?

To some extent, it is an anomaly that yields are lower now than in September. Yields change daily as notes are sold on the open market. Late summer and early fall 1996 was a particularly volatile period with yields rising and falling within a fifty basis point (or 0.50%) range. September 30 happened to be one of the peaks. It is important to keep an eye on the general trend in yields rather than draw conclusions based on a single-day "snap shot" of current yields. The Wall Street Journal's Market Diary section, for example, publishes a useful graph tracking interest rates for investors interested in following this sort of information.

THE FEDERAL FUNDS TARGET RATE, SET BY THE FEDERAL RESERVE, IS THE GREATEST INFLUENCE ON MONEY MARKET YIELDS. THE RATE REMAINED UNCHANGED UNTIL MARCH, YET MONEY MARKET YIELDS FLUCTUATED. WHY?

There are a number of reasons. If the economy is expected to grow rapidly, rates usually move higher in anticipation of a Fed rate hike. Cash flows into money market mutual funds are another important factor. The dynamics of supply and demand can drive yields higher or drag them lower, particularly for variable rate securities which tend to play a substantial role in the portfolios of all tax-free money market funds. Looking ahead, the June-July "note season" usually provides the short-term municipal marketplace with the heaviest supply of the year. We expect that the bulk of note buying for the California Tax-Free Money Market Mutual Fund will be completed during this period.

WHAT DOES "WEIGHTED AVERAGE MATURITY" TELL US ABOUT THE FUNDS? HOW HAS IT CHANGED DURING THE PERIOD?

Weighted average maturity is a measure of the average length of time before securities in a portfolio mature on a dollar for dollar basis. It is one of the measures of a Fund's sensitivity to interest rate changes. Funds with longer

                                                           ---------------------

STAGECOACH MONEY MARKET MUTUAL FUNDS
maturities generally are more sensitive to interest rate fluctuations. Typically, for a money market mutual fund, within a very narrow range managers will increase maturity to lock in higher rates or shorten maturity if they anticipate higher rates being available soon. Market forces may also make one range relatively more attractive than another. For the most part, the weighted average maturities for these Funds have been fairly steady and in the short-to-intermediate range of 45 to 60 days.

SINCE THE FEDERAL RESERVE RAISED THE FEDERAL FUNDS TARGET RATE IN MARCH, DO YOU EXPECT FURTHER ACTION?

The Federal Reserve has rarely effected only a single increase when changing monetary policy, so additional increases are likely. However, the federal funds target rate is relatively high compared to the Consumer Price Index (the prime measure of inflation), so we believe that substantial increases are unlikely.

---------------------
4

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES - 100.03%
$11,800,000  ABAG Finance Authority for Nonprofit Corp CA
               Lucile Salter Packard Project V/R AMBAC
               Insured                                            3.20 %        08/01/23   $   11,800,000
    900,000  Anaheim CA COP Police Facilities V/R                 3.20          08/01/08          900,000
  5,000,000  Anaheim CA Housing Revenue V/R LOC - Citibank        3.35          12/01/23        5,000,000
  4,500,000  Barstow CA MFHR Desert Vista Apartments V/R LOC
               - Federal Home Loan Bank of San Francisco          3.25          12/01/20        4,500,000
  3,700,000  Big Bear Lake CA Industrial Revenue Southwest
               Gas Corp V/R AMT Series A LOC - Union Bank of
               Switzerland                                        3.30          12/01/28        3,700,000
 10,500,000  California HFFA V/R Nonprofit Corp Catholic
               Healthcare MBIA Insured                            3.20          07/01/12       10,500,000
  1,400,000  California Pollution Control Finance Authority
               Revenue V/R                                        3.40          12/01/12        1,400,000
  2,400,000  California State CDA Revenue Series A                3.30          05/15/25        2,400,000
  4,700,000  California State Eagle Trust Private Placement
               Co V/R                                             3.51          09/01/03        4,700,000
  1,000,000  California State GO CP                               3.40          05/20/97        1,000,000
 15,385,000  California State GO TOB Multiple LOC's               3.51          11/01/24       15,385,000
  1,500,000  California State Health Facility Revenue Series
               B AMBAC Insured                                    3.60          07/01/12        1,500,000
  2,000,000  California State HFA Home Mortgage Revenue V/R
               MBIA Insured                                       3.51          08/01/10        2,000,000
  4,700,000  California State HFFA Catholic Healthcare
               Series C V/R                                       3.20          07/01/20        4,700,000
  8,700,000  California State HFFA Catholic West Hospital
               Series B V/R MBIA Insured                          3.20          07/01/05        8,700,000
  3,100,000  California State HFFA Childrens Hospital V/R
               MBIA Insured                                       3.20          11/01/21        3,100,000
 15,600,000  California State HFFA Kaiser Permanente V/R          3.35          05/01/28       15,600,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$13,400,000  California State HFFA Memorial Health Services
               V/R                                                3.40 %        10/01/24   $   13,400,000
  4,300,000  California State HFFA N. T. Enloe Memorial
               Hospital V/R LOC - Bank of America                 3.10          01/01/16        4,300,000
 11,000,000  California State HFFA Revenue Catholic
               Healthcare West Series C V/R MBIA Insured          3.20          07/01/11       11,000,000
    300,000  California State HFFA Revenue Catholic
               Healthcare West V/R MBIA Insured                   3.20          07/01/09          300,000
  3,300,000  California State HFFA Revenue Catholic
               Healthcare West V/R Series B MBIA Insured          3.20          07/01/16        3,300,000
  1,100,000  California State HFFA Santa Barbara Cottage V/R
               LOC - Credit Suisse                                3.30          09/01/15        1,100,000
  2,800,000  California State HFFA St Joseph Health Center
               Series A V/R                                       3.65          07/01/13        2,800,000
  1,400,000  California State HFFA St Joseph's Health
               Systems Series B V/R                               3.60          07/01/09        1,400,000
  4,150,000  California State HFFA St. Joseph's Health
               Systems                                            3.60          07/01/13        4,150,000
  4,750,000  California State Housing Finance Agency Revenue      3.40          08/01/26        4,750,000
  1,700,000  California State IDA Merrills Packing Inc V/R
               LOC - Bank of Tokyo Ltd                            3.50          12/01/18        1,700,000
  2,000,000  California State PCFA Chevron Project V/R            3.70          06/15/05        1,996,300
 10,200,000  California State PCFA Pacific Gas & Electric
               V/R Series A                                       3.35          12/01/16       10,200,000
  1,500,000  California State PCFA Resources Recovery
               Revenue V/R LOC - Banque Nationale de Paris        3.70          09/01/18        1,500,000
  1,000,000  California State PCFA Sanger Project Series
               90-A V/R LOC - Credit Suisse                       3.30          09/01/20        1,000,000
  1,600,000  California State PCFA Solid Waste Disposal
               Revenue Colmac Energy Project Series B V/R
               AMT LOC - Swiss Bank                               3.30          12/01/16        1,600,000

------------------------
6

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 8,000,000  California State PCFA Solid Waste Disposal
               Revenue Colmac Energy Project V/R Series A
               LOC - Swiss Bank                                   3.30 %        12/01/16   $    8,000,000
  3,000,000  California State PCFA Solid Waste Disposal
               Revenue Shell Oil Co Martinez Project Series
               A V/R AMT                                          3.60          10/01/24        3,000,000
  3,275,000  California State PCFA Solid Waste Disposal
               Revenue Taormina Industries Project AMT
               Multiple LOC's                                     3.50          08/01/14        3,275,000
  1,700,000  California State PCFA Southern California
               Edison V/R                                         3.55          02/28/08        1,700,000
  1,400,000  California State PCFA Southern California
               Edison V/R Series C                                3.55          02/28/08        1,400,000
  1,100,000  California State PCFA Southern California
               Edison V/R Series D                                3.55          02/28/08        1,100,000
    900,000  California State PCFA V/R Shell Oil Co Project
               Series B                                           3.65          10/01/11          900,000
  3,000,000  California State PCR Pacific Gas & Electric          3.60          11/01/26        3,000,000
  3,000,000  California State PCR Pacific Gas & Electric
               Series 1996E                                       3.15          05/08/97        3,000,000
  5,000,000  California State PCR Pacific Gas & Electric
               Series 1996E                                       3.30          05/08/97        5,000,000
  4,100,000  California State RAN                                 3.40          06/30/97        4,100,000
 44,225,000  California State RAN                                 4.50          06/30/97       44,296,866
  3,000,000  California State Revenue Anticipation Notes
               Series C-2                                         3.45          06/30/97        3,000,000
 78,600,000  California State School Cash Reserve Projects
               Authority Series A                                 4.75          07/02/97       78,812,060
 12,000,000  California Statewide CDA Apartment Development
               Revenue V/R Series A-2 FNMA Collateralized         3.30          05/15/25       12,000,000
 15,100,000  California Statewide CDA Apartment Development
               Revenue V/R Series A-4 FNMA Collateralized         3.30          05/15/05       15,100,000
  3,200,000  California Statewide CDA Barton Hospital V/R
               LOC - Banque Nationale de Paris                    3.25          12/01/09        3,200,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$14,500,000  California Statewide CDA Revenue COP V/R Kaiser
               Foundation Hospitals                               3.35 %        12/01/15   $   14,500,000
  1,000,000  California Statewide CDA Revenue DV Industries
               V/R AMT Series A LOC - Bank of Tokyo Ltd           3.50          08/01/19        1,000,000
  3,800,000  California Statewide CDA St Joseph Health
               System V/R                                         3.40          07/01/08        3,800,000
  9,700,000  Chula Vista CA IDR San Diego Gas & Electric V/R      3.45          12/01/27        9,700,000
  5,000,000  Chula Vista CA Industrial Development Revenue
               San Diego Gas & Electric                           3.40          05/07/97        5,000,000
  5,000,000  Chula Vista CA Industrial Development Revenue
               San Diego Gas & Electric                           3.55          06/26/97        5,000,000
  2,000,000  Chula Vista CA Industrial Development Revenue
               San Diego Gas & Electric Series B                  3.60          12/01/21        2,000,000
  3,240,000  Chula Vista CA MFHR V/R Series A                     3.40          03/01/05        3,240,000
  5,000,000  Chula Vista Industrial Development Revenue San
               Diego Gas & Electric                               3.50          06/24/97        5,000,000
  5,100,000  Colton CA RDFA Las Palomas Associates Project
               V/R LOC - Bank of America                          3.20          11/01/15        5,100,000
    745,000  Contra Costa County CA MFHR El Cerrito Royale
               V/R LOC - Bank of America                          3.25          12/01/17          745,000
  2,500,000  Contra Costa County CA MFHR Park Regency
               Apartment V/R LOC - Bank of America                3.60          08/01/32        2,500,000
  7,000,000  Contra Costa County CA TRAN                          4.50          07/03/97        7,010,288
 18,000,000  Eagle Trust V/R Series 94 MBIA Insured               3.51          09/01/03       18,000,000
  2,500,000  East Bay CA MUD CP                                   3.45          05/22/97        2,500,000
  2,000,000  East Bay CA MUD CP                                   3.45          05/30/97        2,000,000
 23,285,000  Eastern Municipal Water District CA Revenue
               Series B V/R FGIC Insured                          3.20          07/01/20       23,285,000
  4,400,000  Escondido CA CDA V/R AMT LOC - Bank of America       3.25          10/01/16        4,400,000
  1,500,000  Escondido CA MFHR Morning View Terrace V/R LOC
               - Bank of America                                  3.20          02/15/07        1,500,000

------------------------
8

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$   250,000  Farfield CA IDA Herman G Rowland Project V/R
               LOC - Bank of America                              2.90 %        04/01/05   $      250,000
 18,300,000  Foothill / Eastern CA Transportation Corridor
               Agency Toll Road Revenue Series B V/R LOC -
               Morgan Guaranty Trust                              3.20          01/02/35       18,300,000
 18,000,000  Foothill / Eastern CA Transportation Corridor
               Agency Toll Road Revenue Series C V/R LOC -
               Credit Suisse                                      3.20          01/02/35       18,000,000
  7,500,000  Foothill / Eastern CA Transportation Corridor
               Agency Toll Road Revenue V/R LOC - Banque
               National de Paris                                  3.25          01/02/35        7,500,000
  3,900,000  Foothill / Eastern CA Transportation Corridor
               Toll Road Development Series D V/R LOC -
               Industrial Bank of Japan Ltd                       3.30          01/02/35        3,900,000
  1,500,000  Fowler CA IDA Bee Sweet Citrus Inc V/R AMT LOC
               - Bank of America                                  3.50          12/01/05        1,500,000
  2,300,000  Fremont CA MFHR V/R Creekside Village
               Apartments LOC - National Westminster Bank
               Plc                                                3.20          09/01/07        2,300,000
  6,800,000  Fresno City CA TRAN Series A                         4.75          09/29/97        6,833,903
  6,800,000  Fullerton CA IDA Sunclipse Inc V/R LOC - Bank
               of America                                         3.35          07/01/15        6,800,000
  8,000,000  Hayward CA MFHR V/R FGIC Insured                     3.20          08/01/14        8,000,000
 10,000,000  Irvine CA Development Revenue V/R                    3.30          09/02/11       10,000,000
  1,200,000  Irvine CA IDA Improvement Bond V/R LOC -
               National Westminster Bank Plc                      3.70          09/02/15        1,200,000
  4,800,000  Irvine CA Public Facilities & Infrastructure
               Authority Lease Revenue V/R Capital
               Improvement Project                                3.30          11/01/10        4,800,000
  3,350,000  Irvine Ranch CA Water District LOC - Bank of
               America                                            3.55          05/01/09        3,350,000
  3,300,000  Irvine Ranch CA Water District LOC - National
               Westminster Bank Plc                               3.70          08/01/16        3,300,000
  1,200,000  Irvine Ranch CA Water District V/R                   3.70          10/01/05        1,200,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 2,000,000  Irvine Ranch CA Water District V/R LOC -
               Sumitomo Bank Ltd                                  3.70 %        10/01/00   $    2,000,000
  2,000,000  Irvine Ranch CA Water District V/R LOC -
               Sumitomo Bank Ltd                                  3.70          10/01/10        2,000,000
    900,000  Kern CO COP Public Facilities Project Series D
               V/R                                                3.20          08/01/06          900,000
 10,000,000  Kern County CA TRANS Series A                        4.50          10/02/97       10,046,427
    200,000  Lancaster CA HFA MFHR Westwood Park Apartments
               V/R LOC - Bank of America                          3.20          12/01/07          200,000
  4,000,000  Livermore MFHR V/R                                   3.20          07/15/18        4,000,000
  3,000,000  Long Beach CA Harbor Department Revenue Series
               A                                                  3.25          04/08/97        3,000,000
  5,000,000  Long Beach CA Harbor Department Revenue Series
               A                                                  3.25          05/08/97        5,000,000
  5,900,000  Long Beach CA Harbor Department Revenue Series
               A                                                  3.30          05/12/97        5,900,000
  3,000,000  Long Beach CA Harbor Development Revenue Series
               A                                                  3.40          05/07/97        3,000,000
 22,600,000  Long Beach CA Health Facilities Memorial Health
               Services                                           3.30          10/01/16       22,600,000
 24,275,000  Los Angeles CA Community Development
               Multifamily Housing Revenue                        3.20          04/01/09       24,275,000
  3,700,000  Los Angeles CA MFHA Malibu Meadows Project
               Series A V/R LOC - Sumitomo Bank Ltd               3.55          12/01/15        3,700,000
  2,515,000  Los Angeles CA MFHR Canyon Apartments Series C
               V/R LOC - Swiss Bank                               3.35          12/01/10        2,515,000
  1,800,000  Los Angeles CA MFHR Masselin Manor V/R LOC -
               Bank of America                                    3.25          07/01/15        1,800,000
  1,000,000  Los Angeles CA MFHR Poinsettia Apartments
               Series A V/R LOC - Dai-Ichi Kangyo Bank Ltd        3.65          07/01/19        1,000,000
    500,000  Los Angeles CA MFHR V/R                              3.20          07/01/14          500,000
  2,200,000  Los Angeles CA MFHR V/R AMT LOC - Federal Home
               Loan Bank of San Francisco                         3.75          08/01/26        2,200,000
 10,600,000  Los Angeles CA MFHR V/R Series K                     3.10          07/01/10       10,600,000

------------------------
10

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$27,700,000  Los Angeles CA Pension Obligation V/R Series B
               AMBAC Insured                                      3.20 %        06/30/07   $   27,700,000
  6,300,000  Los Angeles CA Pension Obligation V/R Series C
               AMBAC Insured                                      3.20          06/30/07        6,300,000
 50,570,000  Los Angeles CA TRAN Series A                         4.50          06/30/97       50,646,342
  1,400,000  Los Angeles County CA HFA MFHR Harbor Cove
               Project V/R LOC - Citibank                         3.25          10/01/06        1,400,000
  9,800,000  Los Angeles County CA HFA MFHR Park Sierra V/R
               AMT LOC - Citibank                                 3.35          12/01/08        9,800,000
  4,100,000  Los Angeles County CA HFA MFHR Sand Canyon
               Ranch Project V/R LOC - Citibank                   3.25          11/01/06        4,100,000
    500,000  Los Angeles County CA IDA Komax System Inc V/R
               AMT LOC - Dai-Ichi Kangyo Bank Ltd                 4.20          12/01/06          500,000
    500,000  Los Angeles County CA IDA Walter & Howard V/R
               AMT LOC - Dai-Ichi Kangyo Bank Ltd                 4.20          12/01/06          500,000
 33,400,000  Los Angeles County CA Metropolitan
               Transportation Authority Sales Tax Revenue
               V/R Series A                                       3.20          07/01/20       33,400,000
 10,400,000  Los Angeles County CA pension Obligation V/R
               Series A AMBAC Insured                             3.20          06/30/07       10,400,000
 24,350,000  Los Angeles County CA Transportation Commission
               Sales Tax Revenue V/R FGIC Insured                 3.20          07/01/12       24,350,000
  1,000,000  Metropolitan Water District of Southern CA
               Waterworks Revenue CP                              4.00          07/01/97        1,001,601
  5,400,000  Modesto CA MFHR Westdale Commons Apartments V/R
               LOC - Federal Home Loan Bank of San Francisco      3.10          12/01/15        5,400,000
  5,000,000  Monterey County CA Regional Waste Management
               Authority Revenue                                  7.88 (F)      12/01/17        5,236,297
  3,100,000  Monterey CA Peninsula Water Management District
               Wastewater Reclamation Project V/R LOC -
               Sumitomo Bank Ltd                                  3.20          07/01/22        3,100,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 6,100,000  Monterey CA Regional Waste Management Authority
               Revenue Series A V/R LOC - Dai-Ichi Kangyo
               Bank Ltd                                           3.45 %        04/01/15   $    6,100,000
 16,500,000  Monterey County CA Financing Authority Water
               Reclamation Projects V/R AMT LOC - Dai-Ichi
               Bank Ltd                                           3.45          09/01/36       16,500,000
  6,400,000  Moorpark CA MFHR Le Club Apartments V/R LOC -
               Citibank                                           3.25          11/01/15        6,400,000
 22,300,000  Northern California State Public Power Revenue
               Geothermal Project 3A AMBAC Insured                3.20          07/01/05       22,300,000
  8,775,000  Oakland CA Port Revenue Series A                     7.25 (F)      11/01/16        8,977,418
  2,800,000  Ontario CA MFHR Park Centre Apartments V/R LOC
               - Bank of New York                                 3.20          08/01/07        2,800,000
  1,360,000  Ontario CA MFHR Vineyard Village Apartments V/R
               LOC - Industrial Bank of Japan Ltd                 3.30          12/01/05        1,360,000
  2,249,000  Orange County CA HFA Harbor Pointe Apartment
               V/R Issue D LOC - Citibank                         3.35          12/01/06        2,249,000
  4,200,000  Orange County CA HFA Monarch Bay Apartments V/R
               LOC - Mitsubishi Bank Ltd                          3.35          10/01/07        4,200,000
    700,000  Orange County CA HFA Niguel Summit Apartment
               V/R LOC - Bank of America                          3.30          11/01/09          700,000
  5,400,000  Orange County CA HFA Seaside Meadow Apartments
               Series C LOC - Bank of America                     3.20          08/01/08        5,400,000
 13,300,000  Orange County CA HFA The Lakes Apartments V/R
               LOC - Citibank                                     3.30          12/01/06       13,300,000
  1,700,000  Orange County CA HFA Vintage Wood Apartments
               V/R LOC - Mitsubishi Bank Ltd                      3.25          11/01/08        1,700,000
  6,800,000  Orange County CA Housing Authority - Costa
               Partners V/R                                       3.40          12/01/09        6,800,000
  5,000,000  Orange County CA Improvement Bond V/R Multiple
               LOC's                                              3.80          09/02/18        5,000,000

------------------------
12

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$24,600,000  Orange County CA Sanitation District Multiple
               Credit Enhancements                                3.20 %        08/01/13   $   24,600,000
  1,000,000  Orange County CA Sanitation District V/R
               Multiple Credit Enhancements                       3.70          08/01/16        1,000,000
  4,000,000  Regents of the University of California Series
               A                                                  3.00          04/18/97        4,000,000
  4,000,000  Regents of the University of California Series
               A                                                  3.30          04/07/97        4,000,000
 10,000,000  Regents of the University of California Series
               A                                                  3.40          04/11/97       10,000,000
  5,000,000  Regents of the University of California Series
               A                                                  3.40          06/30/97        5,000,000
  3,000,000  Riverside County CA Transportation Commission
               Series A                                           3.35          05/07/97        3,000,000
  6,250,000  Riverside County CA Transportation Commission
               Series A                                           3.45          05/22/97        6,250,000
  1,000,000  Sacramento CA MFHR River Oaks Apartments V/R
               Series E                                           3.45          09/15/07        1,000,000
 27,100,000  Sacramento County CA Administration Center &
               Courthouse Project V/R LOC - Union Bank of
               Switzerland                                        3.20          06/01/20       27,100,000
  9,620,000  Sacramento County CA EDFA Series A                   4.00          11/27/97        9,650,291
  6,000,000  Sacramento County CA MUD Series A                    3.45          06/26/97        6,000,000
  5,000,000  Sacramento County CA MUD Series H                    3.25          04/07/97        5,000,000
  5,000,000  Sacramento County CA MUD Series H                    3.35          05/22/97        5,000,000
  5,900,000  Sacramento County CA Series C V/R LOC -
               Dai-Ichi Kangyo Bank Ltd                           3.45          04/15/07        5,900,000
 15,000,000  Sacramento County CA Tax & Revenue Anticipation
               Notes                                              4.50          09/30/97       15,063,742
  1,270,000  San Bernardino County CA IDA Transamerican
               Plastics V/R LOC - National Westminster Bank
               Plc                                                3.45          12/01/06        1,270,000
  4,925,000  San Bernardino County CA MFHR V/R Series A LOC
               - Federal Home Loan Bank of San Francisco          3.40          05/01/17        4,925,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$   400,000  San Bernardino County CA MFHR Western
               Properties Project II V/R LOC - Bank of
               America                                            3.00 %        05/01/05   $      400,000
    700,000  San Bernardino County CA MFHR Western
               Properties Project III V/R LOC - Bank of
               America                                            3.00          08/01/05          700,000
    100,000  San Bernardino County CA MFHR Western
               Properties Project IV V/R LOC - Bank of
               America                                            3.00          08/01/05          100,000
  1,900,000  San Bernardino County CA MFHR Woodview
               Apartments V/R LOC - Bank of America               3.35          04/01/07        1,900,000
 19,000,000  San Bernardino County CA TRAN                        4.50          06/30/97       19,031,622
  2,635,000  San Diego CA MFHR Flora Apartments Series A V/R
               AMT LOC - Swiss Bank                               3.35          06/01/05        2,635,000
  3,020,000  San Diego CA MFHR La Cima Apartments V/R LOC -
               Citibank                                           3.25          12/01/08        3,020,000
    200,000  San Diego CA MFHR Lusk Mira Mesa Apartments V/R
               LOC - Bank of America                              3.35          04/01/07          200,000
  3,500,000  San Diego CA Multi Family Apartments V/R LOC -
               Bank of America                                    3.25          10/01/15        3,500,000
  4,200,000  San Diego County CA CP                               3.10          04/04/97        4,200,000
  3,970,000  San Diego County CA CP                               3.40          05/22/97        3,970,000
  5,000,000  San Diego County CA CP                               3.45          06/24/97        5,000,000
 13,835,000  San Francisco CA City & County Finance
               Authority Revenue                                  3.30          09/01/06       13,835,000
  9,400,000  San Francisco CA MFHR Bayside Village
               Apartments V/R LOC - Industrial Bank of Japan
               Ltd                                                3.40          12/01/05        9,400,000
 14,700,000  San Francisco CA MFHR Fillmore Center
               Apartments V/R LOC - Bank of Nova Scotia           3.25          12/01/17       14,700,000
  3,000,000  San Francisco CA MFHR Fillmore Center
               Apartments V/R LOC - Bank of Nova Scotia           3.35          12/01/17        3,000,000
 12,000,000  San Francisco CA MFHR Fillmore Center
               Apartments V/R LOC - Citibank                      3.25          12/01/17       12,000,000

------------------------
14

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 3,000,000  San Francisco CA MFHR Fillmore Center
               Apartments V/R LOC - Citibank                      3.35 %        12/01/17   $    3,000,000
  8,050,000  San Francisco CA MFHR Winterland Project V/R
               LOC - Citibank                                     3.25          06/01/06        8,050,000
 11,440,000  San Francisco CA RDFA MFHR Rincon Center V/R
               LOC - Citibank                                     3.25          12/01/06       11,440,000
 10,000,000  San Joaquin County CA TRAN                           4.50          01/15/98       10,065,250
  7,300,000  San Jose - Santa Clara CA Water Financing
               Authority Sewer Revenue Series B V/R FGIC
               Insured                                            3.20          11/15/20        7,300,000
  1,500,000  San Jose CA Multifamily Housing Revenue V/R          3.30          03/01/32        1,500,000
  2,200,000  San Leandro CA MFHR Haas Avenue Apartments V/R
               LOC - Bank of America                              3.20          10/01/07        2,200,000
  5,100,000  Santa Clara CA Electric Revenue V/R Series 85A
               LOC - National Westminster Bank Plc                3.30          07/01/10        5,100,000
  1,300,000  Santa Clara CA Electric Revenue V/R Series 85B
               LOC - National Westminster Bank Plc                3.30          07/01/10        1,300,000
  5,100,000  Santa Clara CA Electric Revenue V/R Series 85C
               LOC - National Westminster Bank Plc                3.30          07/01/10        5,100,000
  3,000,000  Santa Clara County CA Taso & Revenue
               Anticipation Notes                                 4.50          08/01/97        3,005,470
  4,875,000  Simi Valley CA MFHR Creekside Village
               Apartments V/R LOC - Bank of America               3.20          07/01/23        4,875,000
 13,300,000  Southeast CA Revenue Recovery Facility Series A      3.45          12/01/18       13,300,000
 15,170,000  Southern California Public Power Authority
               Revenue Paloverde Project AMBAC Insured            3.20          07/01/17       15,170,000
  2,000,000  Southern California State PCR Edison Series C        3.40          06/24/97        2,000,000
  2,000,000  Southern California State PCR Edison Series C        3.45          06/27/97        2,000,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$13,300,000  Southern California State Public Power
               Authority Palo Verde Project Series B AMBAC
               Insured                                            3.20 %        07/01/09   $   13,300,000
 20,200,000  Southern California State Public Power
               Authority Southern Transmission Project V/R
               LOC - Swiss Bank                                   3.20          07/01/19       20,200,000
 18,000,000  Southern California Waterworks Revenue Series A
               AMBAC Insured                                      3.20          06/01/23       18,000,000
  4,000,000  State of California GO CP Multiple Credit
               Enhancements                                       3.10          04/04/97        4,000,000
  3,000,000  State of California GO CP Multiple Credit
               Enhancements                                       3.45          05/14/97        3,000,000
  4,200,000  Tracy CA MFHR Sycamore Village Apartments V/R
               LOC - Bank of America                              3.00          05/01/15        4,200,000
  1,000,000  Turlock CA COP Irrigation Project V/R Series A       3.20          01/01/26        1,000,000
  3,200,000  Tustin CA Improvement Bond V/R                       3.70          09/02/13        3,200,000
  6,390,000  Union City CA Skylark V/R LOC - Sumitomo Bank
               Ltd                                                3.60          11/01/07        6,390,000
  4,400,000  Union City CA V/R LOC - Sumitomo Bank Ltd            3.60          10/01/07        4,400,000
  2,300,000  Upland CA HFA MFHR Upland Village Green Project
               V/R LOC - Bank of Tokyo Ltd                        3.35          09/01/10        2,300,000
  4,200,000  Vacaville CA MFHR Western Properties Sycamores
               Project V/R LOC - Bank of America                  3.00          04/01/05        4,200,000
  5,700,000  Walnut Creek CA MFHR Creekside Drive Apartments
               V/R LOC - Bank of America                          3.00          04/01/07        5,700,000
  1,500,000  West Covina CA RDA COP V/R Barranca LOC -
               Citibank                                           3.25          09/01/05        1,500,000
  3,000,000  West Riverside CA Regional Waterworks Authority
               Revenue V/R                                        3.70          04/01/28        3,000,000
                                                                                           --------------
             TOTAL SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES                              $1,384,782,877

------------------------
16

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $1,384,782,877)* (Note 1)                         100.03%               $1,384,782,877
              Other Assets and Liabilities, Net                        (0.03)                     (472,569)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $1,384,310,308
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

GOVERNMENT MONEY MARKET MUTUAL FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM FEDERAL AGENCIES - 41.11%
$ 5,000,000  Federal Farm Credit Bank                             5.31 %(F)     09/02/97   $   4,999,812
  6,000,000  Federal Farm Credit Bank                             5.53 (F)      11/07/97       5,998,458
  5,000,000  Federal Home Loan Bank                               5.25 (F)      07/23/97       4,917,604
  5,000,000  Federal Home Loan Bank                               5.26 (F)      07/25/97       4,915,986
  4,000,000  Federal National Mortgage Corp                       5.34 (F)      08/07/97       3,924,053
                                                                                           --------------
             TOTAL SHORT-TERM FEDERAL AGENCIES                                             $  24,755,913

             U.S. TREASURY NOTES - 18.39%
$ 4,000,000  U.S. Treasury Notes                                  5.88 %        07/31/97   $   4,006,302
  2,000,000  U.S. Treasury Notes                                  7.88          01/15/98       2,029,261
  5,000,000  U.S. Treasury Notes                                  8.50          07/15/97       5,043,257
                                                                                           --------------
             TOTAL U.S. TREASURY NOTES                                                     $  11,078,820

             VARIABLE AND FLOATING RATE BONDS - 11.62%
$ 7,000,000  Federal National Mortgage Assoc                      5.61 %        08/01/97   $   6,999,103

             REPURCHASE AGREEMENTS - 28.96%
$ 8,280,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.50          04/01/97   $   8,280,000
  9,160,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.30          04/01/97       9,160,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  17,440,000

------------------------
18

                                             GOVERNMENT MONEY MARKET MUTUAL FUND

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $60,273,836)* (Note 1)                            100.08%               $   60,273,836
              Other Assets and Liabilities, Net                        (0.08)                      (49,917)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $   60,223,919
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

MONEY MARKET MUTUAL FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSITS - 11.40%
$50,000,000  Barclays Bank Plc                                    5.79 %        01/16/98   $   49,995,212
100,000,000  Canadian Imperial Holdings Inc                       5.32          04/22/97       99,998,293
 54,000,000  Commerzbank Finance Inc                              5.39          05/30/97       53,999,521
100,000,000  Commerzbank Finance Inc                              5.80          01/15/98      100,022,745
  7,000,000  Societe Generale (Yankee)                            5.72          10/20/97        7,004,260
 50,000,000  Societe Generale (Yankee)                            5.74          10/27/97       50,013,640
 50,000,000  Societe Generale (Yankee)                            5.79          01/13/98       49,990,425
100,000,000  Societe Generale (Yankee)                            5.81          01/13/98       99,990,425
100,000,000  Union Bank of California                             5.50          04/28/97      100,000,000
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSITS                                                $  611,014,521

             COMMERCIAL PAPER - 65.34%
$75,000,000  Abbey National North America                         5.46 %(F)     04/02/97   $   74,988,625
100,000,000  ABN-Ambro North America Finance Inc                  5.34 (F)      04/08/97       99,896,167
 50,000,000  ABN-Ambro North America Finance Inc                  5.35 (F)      04/15/97       49,895,972
 50,000,000  ABN-Ambro North America Finance Inc                  5.50 (F)      12/08/97       48,082,639
 60,000,000  American Express Corp                                5.32 (F)      05/12/97       59,636,467
 50,000,000  American Express Corp                                5.35 (F)      09/19/97       48,729,375
 20,000,000  ANZ Delaware Inc                                     5.31 (F)      04/03/97       19,994,100
 50,000,000  Asset Securitization Cooperative Corp++              5.27 (F)      05/19/97       49,648,667
 75,000,000  Asset Securitization Cooperative Corp++              5.31 (F)      04/10/97       74,900,438
 27,000,000  Asset Securitization Cooperative Corp++              5.35 (F)      04/15/97       26,943,825
 30,000,000  Asset Securitization Cooperative Corp++              5.40 (F)      04/16/97       29,932,500
 75,000,000  Bankers Trust New York Corp                          5.35 (F)      08/15/97       73,484,167
 40,000,000  Bankers Trust New York Corp                          5.47 (F)      11/25/97       38,553,489
 42,045,000  Barclays US Funding Corp                             5.62 (F)      04/11/97       41,979,363
 25,000,000  Cargill Inc                                          5.29 (F)      05/13/97       24,845,708
 40,000,000  CC USA Inc++                                         5.28 (F)      04/21/97       39,882,667
 25,000,000  Ciesco LP++                                          5.27 (F)      04/14/97       24,952,424
 35,000,000  Ciesco LP++                                          5.30 (F)      05/12/97       34,788,736
 50,000,000  Ciesco LP++                                          5.33 (F)      05/22/97       49,622,458
100,000,000  CIT Group Holdings Inc                               5.26 (F)      04/22/97       99,693,167
 80,000,000  CIT Group Holdings Inc                               5.55 (F)      04/03/97       79,975,333

------------------------
20

                                                        MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$50,000,000  CIT Group Holdings Inc                               5.60 %(F)     12/23/97   $   49,951,530
 40,000,000  Corporate Asset Funding Co Inc++                     5.30 (F)      05/15/97       39,740,889
 20,000,000  Corporate Asset Funding Co Inc++                     5.59 (F)      04/29/97       19,913,044
 40,000,000  Corporate Asset Funding Co Inc++                     5.60 (F)      05/06/97       39,782,222
 45,000,000  Corporate Receivables Corp++                         5.34 (F)      04/08/97       44,953,275
 75,000,000  Corporate Receivables Corp++                         5.34 (F)      04/14/97       74,855,375
 40,000,000  Corporate Receivables Corp++                         5.35 (F)      04/03/97       39,988,178
 50,000,000  Corporate Receivables Corp++                         5.60 (F)      05/06/97       49,727,778
 50,000,000  Du Pont Corp                                         5.29 (F)      05/07/97       49,735,500
 50,000,000  Du Pont Corp                                         5.29 (F)      05/12/97       49,698,764
 17,000,000  Du Pont Corp                                         5.30 (F)      05/06/97       16,912,403
 75,000,000  Ford Motor Credit Corp                               5.28 (F)      04/18/97       74,813,000
150,000,000  Ford Motor Credit Corp                               5.34 (F)      05/01/97      149,332,500
 75,000,000  General Electric Capital Corp                        5.33 (F)      04/28/97       74,700,188
100,000,000  General Electric Capital Corp                        5.33 (F)      05/05/97       99,496,611
 32,000,000  Glaxo Holdings Plc                                   5.27 (F)      05/27/97       31,737,671
 20,000,000  Glaxo Holdings Plc                                   5.35 (F)      04/17/97       19,952,444
 75,000,000  Goldman Sachs & Co                                   5.30 (F)      04/07/97       74,933,750
100,000,000  Goldman Sachs & Co                                   5.55 (F)      04/04/97       99,953,750
 66,356,000  Greenwich Asset Funding Inc++                        5.35 (F)      04/28/97       66,089,747
 35,081,000  Greenwich Asset Funding Inc++                        5.36 (F)      04/07/97       35,049,661
 20,000,000  Greenwich Asset Funding Inc++                        5.38 (F)      05/30/97       19,823,656
 50,000,000  Household Finance Corp                               5.46 (F)      05/28/97       50,000,000
125,000,000  Merrill Lynch & Co                                   5.30 (F)      05/14/97      124,208,681
 50,000,000  Merrill Lynch & Co                                   5.33 (F)      04/04/97       49,977,792
 70,000,000  Merrill Lynch & Co                                   6.75 (F)      04/01/97       70,000,000
100,000,000  National Australia Funding Inc                       5.34 (F)      04/16/97       99,777,500
 29,375,000  Prefco Corp                                          5.34 (F)      05/13/97       29,191,994
 45,000,000  Preferred Receivables Funding Corp                   5.46 (F)      04/21/97       44,863,500
 51,274,000  Receivables Capital Corp++                           5.35 (F)      05/13/97       50,953,965
 70,000,000  Receivables Capital Corp++                           5.36 (F)      04/15/97       69,854,089
 25,000,000  Riverwoods Funding Corp                              5.25 (F)      04/25/97       24,912,500
 35,000,000  Riverwoods Funding Corp                              5.34 (F)      04/16/97       34,922,125
 46,000,000  RTZ America Inc++                                    5.27 (F)      04/14/97       45,912,459
 50,000,000  RTZ America Inc++                                    5.29 (F)      04/09/97       49,941,222
 50,000,000  RTZ America Inc++                                    5.29 (F)      04/18/97       49,875,097
 58,400,000  Sheffield Receivables Corp++                         5.33 (F)      04/10/97       58,322,182

                                                           ---------------------

MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$50,000,000  Sweden (Kingdom of)                                  5.44 %(F)     11/28/97   $   48,179,111
 47,000,000  Transamerica Corp                                    5.32 (F)      04/01/97       47,000,000
100,000,000  Unifunding Corp                                      5.34 (F)      05/09/97       99,436,333
100,000,000  Walt Disney Co                                       5.35 (F)      07/07/97       98,558,472
 18,000,000  WCP Funding Inc++                                    5.35 (F)      04/14/97       17,965,225
 25,000,000  WCP Funding Inc++                                    5.35 (F)      04/15/97       24,947,983
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $3,500,368,453

             CORPORATE SHORT-TERM NOTES - 7.09%
$100,000,000 Bankers Trust New York Corp                          5.60 %        11/07/97   $   99,932,310
100,000,000  Commercial Bank of Detroit                           5.34          02/05/98       99,932,370
 95,000,000  FCC National Bank                                    5.62          02/20/98       94,954,068
 85,000,000  First Bank N.A.                                      5.39          03/06/98       84,960,050
                                                                                           --------------
             TOTAL CORPORATE SHORT-TERM NOTES                                              $  379,778,798

             SHORT-TERM FEDERAL AGENCIES - 1.87%
$100,000,000 Federal National Mortgage Assoc                      5.56 %        11/21/97   $   99,951,600

             VARIABLE AND FLOATING RATE BONDS - 7.87%
$50,000,000  Abbey National North America                         5.32 %        05/21/97   $   49,993,024
 50,000,000  Abbey National North America                         5.43          07/17/97       49,965,650
 50,000,000  American Express Co                                  5.41          01/09/98       50,000,000
 47,000,000  Federal Home Loan Bank                               5.58          08/08/97       46,968,298
125,000,000  PNC Funding Corp                                     5.34          05/15/97      124,907,600
100,000,000  Sony Capital Corp                                    5.51          09/04/97      100,000,000
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  421,834,572

             U.S. TREASURY BILLS - 1.87%
$100,000,000 U.S. Treasury Bills                                  4.98 %(F)     04/03/97   $   99,971,181

------------------------
22

                                                        MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 4.93%
$149,693,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.50 %        04/01/97   $  149,693,000
 33,761,000  HSBC Securities Inc Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.37          04/01/97       33,761,000
 56,309,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.30          04/01/97       56,309,000
 24,466,000  Morgan Stanley & Co Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.20          04/01/97       24,466,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  264,229,000

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $5,377,148,125)* (Note 1)                         100.37%               $5,377,148,125
              Other Assets and Liabilities, Net                        (0.37)                  (19,887,547)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $5,357,260,578
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
 ++ THESE SECURITIES ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933. RULE 144A UNDER THAT ACT PERMITS THESE SECURITIES TO BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES WERE DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PRODECURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

TREASURY MONEY MARKET MUTUAL FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 58.94%
             U.S. TREASURY BILLS - 33.69%
$215,000,000 U.S. Treasury Bills                                  4.94 %(F)     04/17/97   $  214,501,267
195,000,000  U.S. Treasury Bills                                  4.98 (F)      04/03/97      194,942,419
 75,000,000  U.S. Treasury Bills                                  5.14 (F)      05/01/97       74,685,000
 30,000,000  U.S. Treasury Bills                                  5.18 (F)      05/15/97       29,817,400
100,000,000  U.S. Treasury Bills                                  5.20 (F)      05/29/97       99,184,778
                                                                                           --------------
                                                                                           $  613,130,864

             U.S. TREASURY NOTES - 25.25%
$29,600,000  U.S. Treasury Notes                                  5.50 %        09/30/97   $   29,608,025
 50,000,000  U.S. Treasury Notes                                  5.63          06/30/97       49,955,366
183,900,000  U.S. Treasury Notes                                  5.88          07/31/97      184,193,206
135,000,000  U.S. Treasury Notes                                  6.50          05/15/97      135,144,139
 59,850,000  U.S. Treasury Notes                                  7.88          01/15/98       60,773,240
                                                                                           --------------
                                                                                           $  459,673,976
             TOTAL U.S. TREASURY SECURITIES                                                $1,072,804,840
             (Cost $1,072,804,840)

------------------------
24

                                               TREASURY MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 41.17%
$172,575,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.50          04/01/97   $  172,575,000
187,452,000  HSBC Securities Inc Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.37          04/01/97      187,452,000
232,766,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.30          04/01/97      232,766,000
156,530,000  Morgan Stanley & Co Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.20          04/01/97      156,530,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  749,323,000
             (Cost $749,323,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $1,822,127,840)* (Note 1)                         100.11%               $1,822,127,840
              Other Assets and Liabilities, Net                        (0.11)                   (1,936,332)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $1,820,191,508
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF ASSETS & LIABILITIES - MARCH 31, 1997

                                                 CALIFORNIA      GOVERNMENT
                                                   TAX-FREE           MONEY
                                               MONEY MARKET          MARKET
                                                MUTUAL FUND     MUTUAL FUND
---------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below) (includes repurchase
    agreements of $749,323,000 for the
    Treasury Money Market Mutual Fund
    and $17,440,000 for the Government
    Money Market Mutual Fund)                $1,384,782,877     $60,273,836
  Cash                                              106,300           2,886
Receivables:
  Interest                                       13,024,774         297,472
  Due from administrator (Note 2)                         0               0
Organization expenses, net of
  amortization                                            0               0
Prepaid expenses                                      2,237          15,576
TOTAL ASSETS                                  1,397,916,188      60,589,770
LIABILITIES
Payables:
  Investment securities purchased                 7,526,025               0
  Distribution to shareholders                    3,028,864         206,632
  Due to sponsor and distributor (Note
    2)                                              572,275          25,277
  Due to WFB (Note 2)                             2,370,467          81,593
  Other                                             108,249          52,349
TOTAL LIABILITIES                                13,605,880         365,851

TOTAL NET ASSETS
                                             $1,384,310,308     $60,223,919
NET ASSETS CONSIST OF:
  Paid-in capital                            $1,384,390,810     $60,224,644
  Undistributed net realized gain (loss)
    on investments                                  (80,502)           (725)
TOTAL NET ASSETS                             $1,384,310,308     $60,223,919
COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE
 PER SHARE
Net assets - Class A                         $1,384,310,308     $60,223,919
Shares outstanding - Class A                  1,384,390,810      60,225,858
Net asset value and offering price per
  share - Class A                            $         1.00     $      1.00
Net assets - Class E                                    N/A             N/A
Shares outstanding - Class E                            N/A             N/A
Net asset value and offering price per
  share - Class E                                       N/A             N/A
Net assets - Institutional Class                        N/A             N/A
Shares outstanding - Institutional Class                N/A             N/A
Net asset value and offering price per
  share - Institutional Class                           N/A             N/A
Net assets - Class S/Service Class                      N/A             N/A
Shares outstanding - Class S/Service
  Class                                                 N/A             N/A
Net asset value and offering price per
  share - Class S/Service Class                         N/A             N/A
INVESTMENT AT COST                           $1,384,782,877     $60,273,836
---------------------------------------------------------------------------

(1)  INVESTMENT IN CORRESPONDING MASTER PORTFOLIO.

The accompanying notes are an integral part of these financial statements.

------------------------
26

                              STATEMENT OF ASSETS & LIABILITIES - MARCH 31, 1997

                                                                   NATIONAL
                                                                   TAX-FREE
                                                      MONEY           MONEY           TREASURY
                                                     MARKET          MARKET       MONEY MARKET
                                                MUTUAL FUND     MUTUAL FUND        MUTUAL FUND
----------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below) (includes repurchase
    agreements of $749,323,000 for the
    Treasury Money Market Mutual Fund
    and $17,440,000 for the Government
    Money Market Mutual Fund)                $5,377,148,125     $35,192,166(1)  $1,822,127,840
  Cash                                                1,209               0              1,484
Receivables:
  Interest                                       13,485,487          57,311          6,944,677
  Due from administrator (Note 2)                         0          23,117                  0
Organization expenses, net of
  amortization                                       22,529          31,779            114,138
Prepaid expenses                                    239,896          29,512            446,262
TOTAL ASSETS                                  5,390,897,246      35,333,885      1,829,634,401
LIABILITIES
Payables:
  Investment securities purchased                         0               0                  0
  Distribution to shareholders                   19,498,486          49,003          6,609,856
  Due to sponsor and distributor (Note
    2)                                            2,651,988           1,659            512,522
  Due to WFB (Note 2)                            11,158,762               0          1,919,921
  Other                                             327,432          29,849            400,594
TOTAL LIABILITIES                                33,636,668          80,511          9,442,893

TOTAL NET ASSETS
                                             $5,357,260,578     $35,253,374     $1,820,191,508
NET ASSETS CONSIST OF:
  Paid-in capital                            $5,358,875,881     $35,253,811     $1,820,190,491
  Undistributed net realized gain (loss)
    on investments                               (1,615,303)           (437)             1,017
TOTAL NET ASSETS                             $5,357,260,578     $35,253,374     $1,820,191,508
COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE
 PER SHARE
Net assets - Class A                         $4,640,147,686     $35,253,374     $   66,486,164
Shares outstanding - Class A                  4,640,420,884      35,253,345         66,507,745
Net asset value and offering price per
  share - Class A                            $         1.00     $      1.00     $         1.00
Net assets - Class E                                    N/A             N/A     $  820,657,027
Shares outstanding - Class E                            N/A             N/A        820,657,027
Net asset value and offering price per
  share - Class E                                       N/A             N/A     $         1.00
Net assets - Institutional Class             $    9,331,703             N/A     $  449,647,328
Shares outstanding - Institutional Class          9,322,837             N/A        449,775,318
Net asset value and offering price per
  share - Institutional Class                $         1.00             N/A     $         1.00
Net assets - Class S/Service Class              707,781,189             N/A     $  483,400,989
Shares outstanding - Class S/Service
  Class                                         707,819,915             N/A        483,415,134
Net asset value and offering price per
  share - Class S/Service Class              $         1.00             N/A     $         1.00
INVESTMENT AT COST                           $5,377,148,125             N/A     $1,822,127,840
----------------------------------------------------------------------------------------------

(1)  INVESTMENT IN CORRESPONDING MASTER PORTFOLIO.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF OPERATIONS

                                               CALIFORNIA TAX-FREE MONEY
                                                      MARKET MUTUAL FUND
                                             ---------------------------
                                                                 FOR THE
                                             FOR THE SIX            NINE
                                                  MONTHS          MONTHS
                                                   ENDED           ENDED
                                               MARCH 31,       SEPT. 30,
                                                    1997            1996
------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                   $21,483,461     $27,459,147
  Expenses allocated from Master
    Portfolio                                        N/A             N/A
TOTAL INVESTMENT INCOME                       21,483,461      27,459,147
EXPENSES (NOTE 2)
  Advisory fees                                3,191,125       4,099,437
  Administration fees                            253,836         245,966
  Custody fees                                   110,366         142,536
  Shareholder servicing fees                   1,914,675       2,459,662
  Portfolio accounting fees                      158,263         210,019
  Transfer agency fees                           474,046         577,203
  Distribution fees                              191,879         260,016
  Amortization of organization expenses            1,262           3,866
  Legal and audit fees                            45,052          85,001
  Registration fees                              129,318          39,452
  Directors' fees                                  2,490           3,743
  Shareholder reports                             57,121         149,729
  Other                                           49,351          98,014
TOTAL EXPENSES                                 6,578,784       8,374,644
Less:
  Waived fees and reimbursed expenses         (2,430,083)     (3,045,388)
Net Expenses                                   4,148,701       5,329,256
NET INVESTMENT INCOME                         17,334,760      22,129,891

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                  (20,256)         39,647
NET GAIN (LOSS) ON INVESTMENTS                   (20,256)         39,647
NET INCREASE IN NET ASSETS RESULTING
FROM
 OPERATIONS                                  $17,314,504     $22,169,538
------------------------------------------------------------------------

(1)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(2)  ALLOCATED FROM THE MASTER PORTFOLIO

The accompanying notes are an integral part of these financial statements.

---------------------
28

                                                        STATEMENTS OF OPERATIONS

                                                                                                              NATIONAL TAX-FREE
                                             GOVERNMENT MONEY MARKET                                        MONEY MARKET MUTUAL
                                                         MUTUAL FUND                                                   FUND (1)
                                           -------------------------          MONEY MARKET MUTUAL FUND     --------------------
                                              FOR THE                    -----------------------------      FOR THE     FOR THE
                                                  SIX                                                           SIX      PERIOD
                                               MONTHS        FOR THE      FOR THE SIX     FOR THE NINE       MONTHS       ENDED
                                                ENDED     YEAR ENDED     MONTHS ENDED     MONTHS ENDED        ENDED       SEPT.
                                            MARCH 31,      SEPT. 30,        MARCH 31,        SEPT. 30,        MARCH         30,
                                                 1997           1996             1997             1996     31, 1997        1996
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                 $1,575,611     $5,083,015     $134,418,916     $157,416,270     $224,687     $49,902
  Expenses allocated from Master
    Portfolio                                     N/A            N/A              N/A              N/A      (17,629)     (4,331)
TOTAL INVESTMENT INCOME                     1,575,611      5,083,015      134,418,916      157,416,270      207,058      45,571
EXPENSES (NOTE 2)
  Advisory fees                                73,834        274,640        9,835,346       11,593,678            0           0
  Administration fees                          15,761        147,235          980,282          872,577        3,744         731
  Custody fees                                  4,931         19,745          414,360          489,652            0           0
  Shareholder servicing fees                   73,835        155,369        7,194,978        8,436,247       16,881       3,657
  Portfolio accounting fees                    31,435         31,849          522,389          625,939            0           0
  Transfer agency fees                         23,660         14,841        1,687,292        1,927,196        6,752       1,463
  Distribution fees                            14,766         29,161        3,097,961        4,067,866        3,377         731
  Amortization of organization
    expenses                                    1,824              0            8,108           12,191        4,382       8,272
  Legal and audit fees                         16,800         28,746          261,415          388,102       11,556       8,702
  Registration fees                             7,331         14,681          328,411          242,858       21,162      16,283
  Directors' fees                               6,300          6,861            2,490            3,743        2,290       2,288
  Shareholder reports                           8,400         11,878          124,483          187,179       14,616       5,967
  Other                                        13,382          7,405           54,331           50,607          939         673
TOTAL EXPENSES                                292,259        742,411       24,511,846       28,897,835       85,699      48,767
Less:
  Waived fees and reimbursed expenses         (70,801)       (28,486)      (3,603,285)      (3,884,553)     (60,237)    (43,763)
Net Expenses                                  221,458        713,925       20,908,561       25,013,282       25,462       5,004
NET INVESTMENT INCOME                       1,354,153      4,369,090      113,510,355      132,402,988      181,596      40,567

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                  (794)            69          215,989          740,929            0        (437)(2)
NET GAIN (LOSS) ON INVESTMENTS                   (794)            69          215,989          740,929            0        (437)
NET INCREASE IN NET ASSETS RESULTING
FROM
 OPERATIONS                                $1,353,359     $4,369,159     $113,726,344     $133,143,917     $181,596     $40,130
-------------------------------------------------------------------------------------------------------------------------------

(1)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(2)  ALLOCATED FROM THE MASTER PORTFOLIO

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF OPERATIONS

                                             TREASURY MONEY MARKET MUTUAL
                                                                     FUND
                                             ----------------------------
                                             FOR THE SIX
                                                  MONTHS          FOR THE
                                                   ENDED       YEAR ENDED
                                               MARCH 31,        SEPT. 30,
                                                    1997             1996
-------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                   $48,772,796     $105,450,049
  Expenses allocated from Master
    Portfolio                                        N/A              N/A
TOTAL INVESTMENT INCOME                       48,772,796      105,450,049
EXPENSES (NOTE 2)
  Advisory fees                                2,270,318        4,516,348
  Administration fees                            483,198        1,745,759
  Custody fees                                   151,657          252,183
  Shareholder servicing fees                   1,345,644        4,608,283
  Portfolio accounting fees                      212,691                0
  Transfer agency fees                           285,007           82,755
  Distribution fees                               60,389           13,064
  Amortization of organization expenses           12,694            7,954
  Legal and audit fees                            16,408           47,635
  Registration fees                              209,163          218,636
  Directors' fees                                  6,201            2,910
  Shareholder reports                              8,269           12,326
  Other                                            6,682           63,074
TOTAL EXPENSES                                 5,068,321       11,570,927
Less:
  Waived fees and reimbursed expenses         (1,401,326)      (4,051,564)
Net Expenses                                   3,666,995        7,519,363
NET INVESTMENT INCOME                         45,105,801       97,930,686

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                    1,017           39,272
NET GAIN (LOSS) ON INVESTMENTS                     1,017           39,272
NET INCREASE IN NET ASSETS RESULTING
FROM
 OPERATIONS                                  $45,106,818     $ 97,969,958
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
30

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                     CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
                                             ----------------------------------------------------
                                                FOR THE SIX       FOR THE NINE            FOR THE
                                               MONTHS ENDED       MONTHS ENDED         YEAR ENDED
                                             MARCH 31, 1997     SEPT. 30, 1996      DEC. 31, 1995
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $   17,334,760     $   22,129,891     $   31,001,060
  Net realized gain (loss) on sale of
    investments                                     (20,256)            39,647            (20,985)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                  17,314,504         22,169,538         30,980,075
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                     (17,334,760)       (22,129,891)       (31,001,060)
    CLASS E                                             N/A                N/A                N/A
    INSTITUTIONAL CLASS                                 N/A                N/A                N/A
    CLASS S/SERVICE CLASS                               N/A                N/A                N/A
  In excess of net investment income
    CLASS A                                               0                  0                  0
    CLASS E                                             N/A                N/A                N/A
    INSTITUTIONAL CLASS                                 N/A                N/A                N/A
    CLASS S/SERVICE CLASS                               N/A                N/A                N/A
  From realized gain on sale of
    investments
    CLASS A                                               0                  0                  0
    CLASS E                                             N/A                N/A                N/A
    INSTITUTIONAL CLASS                                 N/A                N/A                N/A
    CLASS S/SERVICE CLASS                               N/A                N/A                N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A           991,867,267        856,726,858        743,403,372
  Reinvestment of dividends - Class A            16,764,042         22,241,153         29,943,332
  Cost of shares redeemed - Class A            (785,731,636)      (748,580,464)      (612,067,361)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                          222,899,673        130,387,547        161,279,343
  Proceeds from shares sold - Class E                   N/A                N/A                N/A
  Reinvestment of dividends - Class E                   N/A                N/A                N/A
  Cost of shares redeemed - Class E                     N/A                N/A                N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                                  N/A                N/A                N/A
  Proceeds from shares sold -
    Institutional Class                                 N/A                N/A                N/A
  Reinvestment of dividends -
    Institutional Class                                 N/A                N/A                N/A
  Cost of shares redeemed -
    Institutional Class                                 N/A                N/A                N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS                      N/A                N/A                N/A
  Proceeds from shares sold - Class
    S/Service Class                                     N/A                N/A                N/A
  Reinvestment of dividends - Class
    S/Service Class                                     N/A                N/A                N/A
  Cost of shares redeemed - Class
    S/Service Class                                     N/A                N/A                N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS S/SERVICE CLASS                    N/A                N/A                N/A
INCREASE (DECREASE) IN NET ASSETS               222,879,417        130,427,194        161,258,358

NET ASSETS:
  Beginning net assets                        1,161,430,891      1,031,003,697        869,745,339
  ENDING NET ASSETS                          $1,384,310,308     $1,161,430,891     $1,031,003,697
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 GOVERNMENT MONEY MARKET MUTUAL FUND
                                             -------------------------------------------------------
                                                 FOR THE SIX             FOR THE             FOR THE
                                                MONTHS ENDED          YEAR ENDED          YEAR ENDED
                                              MARCH 31, 1997      SEPT. 30, 1996      SEPT. 30, 1995
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $     1,354,153     $     4,369,090     $     6,495,283
  Net realized gain (loss) on sale of
    investments                                         (794)                 69             454,418
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                    1,353,359           4,369,159           6,949,701
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                       (1,354,153)         (4,369,090)         (6,949,701)
    CLASS E                                              N/A                 N/A                 N/A
    INSTITUTIONAL CLASS                                  N/A                 N/A                 N/A
    CLASS S/SERVICE CLASS                                N/A                 N/A                 N/A
  In excess of net investment income
    CLASS A                                                0              (1,214)                  0
    CLASS E                                              N/A                 N/A                 N/A
    INSTITUTIONAL CLASS                                  N/A                 N/A                 N/A
    CLASS S/SERVICE CLASS                                N/A                 N/A                 N/A
  From realized gain on sale of
    investments
    CLASS A                                                0                   0                   0
    CLASS E                                              N/A                 N/A                 N/A
    INSTITUTIONAL CLASS                                  N/A                 N/A                 N/A
    CLASS S/SERVICE CLASS                                N/A                 N/A                 N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A            133,575,235       1,617,283,570       4,140,356,138
  Reinvestment of dividends - Class A                636,690           1,166,154           1,587,592
  Cost of shares redeemed - Class A             (139,023,174)     (1,662,781,053)     (4,226,851,391)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                            (4,811,249)        (44,331,329)        (84,907,661)
  Proceeds from shares sold - Class E                    N/A                 N/A                 N/A
  Reinvestment of dividends - Class E                    N/A                 N/A                 N/A
  Cost of shares redeemed - Class E                      N/A                 N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                                   N/A                 N/A                 N/A
  Proceeds from shares sold -
    Institutional Class                                  N/A                 N/A                 N/A
  Reinvestment of dividends -
    Institutional Class                                  N/A                 N/A                 N/A
  Cost of shares redeemed -
    Institutional Class                                  N/A                 N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS                       N/A                 N/A                 N/A
  Proceeds from shares sold - Class
    S/Service Class                                      N/A                 N/A                 N/A
  Reinvestment of dividends - Class
    S/Service Class                                      N/A                 N/A                 N/A
  Cost of shares redeemed - Class
    S/Service Class                                      N/A                 N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS S/SERVICE CLASS                     N/A                 N/A                 N/A
INCREASE (DECREASE) IN NET ASSETS                 (4,812,043)        (44,332,474)        (84,907,661)

NET ASSETS:
  Beginning net assets                            65,035,962         109,368,436         194,276,097
  ENDING NET ASSETS                          $    60,223,919     $    65,035,962     $   109,368,436
----------------------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $194,880,059 FOR CLASS A AND $19,474,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA MONEY MARKET FUND AND PACIFICA ASSET PRESERVATION FUND MERGERS. SEE NOTE 1.

The accompanying notes are an integral part of these financial statements.

---------------------
32

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                             NATIONAL
                                                                                                             TAX-FREE
                                                                                                         MONEY MARKET
                                                                                                          MUTUAL FUND
                                                                            MONEY MARKET MUTUAL FUND     ------------
                                             -------------------------------------------------------
                                                                    FOR THE NINE                          FOR THE SIX
                                                 FOR THE SIX        MONTHS ENDED             FOR THE     MONTHS ENDED
                                                MONTHS ENDED           SEPT. 30,          YEAR ENDED        MARCH 31,
                                              MARCH 31, 1997            1996 (1)       DEC. 31, 1995             1997
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $   113,510,355     $   132,402,988     $   163,787,562     $    181,596
  Net realized gain (loss) on sale of
    investments                                      215,989             740,929          (1,181,926)               0
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                  113,726,344         133,143,917         162,605,636          181,596
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                      (98,818,921)       (113,221,991)       (150,704,682)        (181,596)
    CLASS E                                              N/A                 N/A                 N/A              N/A
    INSTITUTIONAL CLASS                             (276,412)            (62,154)                  0              N/A
    CLASS S/SERVICE CLASS                        (14,415,022)        (19,122,485)        (13,082,880)             N/A
  In excess of net investment income
    CLASS A                                                0                   0                   0                0
    CLASS E                                              N/A                 N/A                 N/A              N/A
    INSTITUTIONAL CLASS                                    0                   0                   0              N/A
    CLASS S/SERVICE CLASS                                  0                   0                   0              N/A
  From realized gain on sale of
    investments
    CLASS A                                                0                   0                   0                0
    CLASS E                                              N/A                 N/A                 N/A              N/A
    INSTITUTIONAL CLASS                                    0                   0                   0              N/A
    CLASS S/SERVICE CLASS                                  0                   0                   0              N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          1,566,360,081       2,061,107,506       2,284,498,553       54,084,381
  Reinvestment of dividends - Class A             93,188,135         111,610,934         146,963,258          141,020
  Cost of shares redeemed - Class A             (819,490,109)     (1,266,041,632)     (1,881,800,747)     (23,947,189)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                           840,058,107         906,676,808         549,661,064       30,278,212
  Proceeds from shares sold - Class E                    N/A                 N/A                 N/A              N/A
  Reinvestment of dividends - Class E                    N/A                 N/A                 N/A              N/A
  Cost of shares redeemed - Class E                      N/A                 N/A                 N/A              N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                                   N/A                 N/A                 N/A              N/A
  Proceeds from shares sold -
    Institutional Class                            2,187,477          19,474,700                   0              N/A
  Reinvestment of dividends -
    Institutional Class                              279,884                   0                   0              N/A
  Cost of shares redeemed -
    Institutional Class                          (11,728,408)           (882,494)                  0              N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS                (9,261,047)         18,592,206                   0              N/A
  Proceeds from shares sold - Class
    S/Service Class                              813,386,639       1,063,771,625       1,211,993,101              N/A
  Reinvestment of dividends - Class
    S/Service Class                               14,334,388          19,240,628          10,735,965              N/A
  Cost of shares redeemed - Class
    S/Service Class                             (819,204,427)     (1,002,807,161)       (603,630,843)             N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS S/SERVICE CLASS               8,516,600          80,205,092         619,098,223              N/A
INCREASE (DECREASE) IN NET ASSETS                839,529,649       1,006,211,393       1,167,577,361       30,278,212

NET ASSETS:
  Beginning net assets                         4,517,730,929       3,511,519,536       2,343,942,175        4,975,162
  ENDING NET ASSETS                          $ 5,357,260,578     $ 4,517,730,929     $ 3,511,519,536     $ 35,253,374
---------------------------------------------------------------------------------------------------------------------


                                            FROM APRIL 2,
                                            (COMMENCEMENT
                                           OF OPERATIONS)
                                             TO SEPT. 30,
                                                     1996
-------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                   $        40,567
  Net realized gain (loss) on sale of
    investments                                      (437)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                    40,130
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                       (40,567)
    CLASS E                                           N/A
    INSTITUTIONAL CLASS                               N/A
    CLASS S/SERVICE CLASS                             N/A
  In excess of net investment income
    CLASS A                                             0
    CLASS E                                           N/A
    INSTITUTIONAL CLASS                               N/A
    CLASS S/SERVICE CLASS                             N/A
  From realized gain on sale of
    investments
    CLASS A                                             0
    CLASS E                                           N/A
    INSTITUTIONAL CLASS                               N/A
    CLASS S/SERVICE CLASS                             N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          14,242,313
  Reinvestment of dividends - Class A              30,552
  Cost of shares redeemed - Class A            (9,297,266)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                          4,975,599
  Proceeds from shares sold - Class E                 N/A
  Reinvestment of dividends - Class E                 N/A
  Cost of shares redeemed - Class E                   N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                                N/A
  Proceeds from shares sold -
    Institutional Class                               N/A
  Reinvestment of dividends -
    Institutional Class                               N/A
  Cost of shares redeemed -
    Institutional Class                               N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS                    N/A
  Proceeds from shares sold - Class
    S/Service Class                                   N/A
  Reinvestment of dividends - Class
    S/Service Class                                   N/A
  Cost of shares redeemed - Class
    S/Service Class                                   N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS S/SERVICE CLASS                  N/A
INCREASE (DECREASE) IN NET ASSETS               4,975,162
NET ASSETS:
  Beginning net assets                                  0
  ENDING NET ASSETS                       $     4,975,162
-----------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $194,880,059 FOR CLASS A AND $19,474,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA MONEY MARKET FUND AND PACIFICA ASSET PRESERVATION FUND MERGERS. SEE NOTE 1.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    TREASURY MONEY MARKET MUTUAL FUND
                                             --------------------------------------------------------
                                                 FOR THE SIX             FOR THE              FOR THE
                                                MONTHS ENDED          YEAR ENDED           YEAR ENDED
                                              MARCH 31, 1997      SEPT. 30, 1996       SEPT. 30, 1995
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $    45,105,801     $    97,930,686     $     49,027,757
  Net realized gain (loss) on sale of
    investments                                        1,017              39,272                    0
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                   45,106,818          97,969,958           49,027,757
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                       (1,327,300)         (2,763,079)                   0
    CLASS E                                         (905,615)                  0                    0
    INSTITUTIONAL CLASS                          (12,730,969)        (62,003,165)            (265,033)
    CLASS S/SERVICE CLASS                        (30,141,918)        (33,164,442)         (48,762,724)
  In excess of net investment income
    CLASS A                                                0                (293)                   0
    CLASS E                                                0                   0                    0
    INSTITUTIONAL CLASS                                    0             (14,701)                   0
    CLASS S/SERVICE CLASS                                  0              (4,695)                   0
  From realized gain on sale of
    investments
    CLASS A                                           (1,075)                  0                    0
    CLASS E                                                0                   0                    0
    INSTITUTIONAL CLASS                              (12,378)                  0                    0
    CLASS S/SERVICE CLASS                            (25,819)                  0                    0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A            101,803,141         265,329,368                    0
  Reinvestment of dividends - Class A                117,496             303,969                    0
  Cost of shares redeemed - Class A              (89,139,342)       (211,928,115)                   0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                            12,781,295          53,705,222                    0
  Proceeds from shares sold - Class E            892,833,080                   0                    0
  Reinvestment of dividends - Class E                      0                   0                    0
  Cost of shares redeemed - Class E              (72,176,053)                  0                    0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                           820,657,027                   0                    0
  Proceeds from shares sold -
    Institutional Class                          998,327,768       4,920,884,222          120,817,000
  Reinvestment of dividends -
    Institutional Class                              978,929           1,018,863                    0
  Cost of shares redeemed -
    Institutional Class                       (1,090,336,130)     (4,417,665,197)         (84,374,000)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS               (91,029,433)        504,237,888           36,443,000
  Proceeds from shares sold - Class
    S/Service Class                            2,043,006,993       3,893,787,080       20,388,947,721
  Reinvestment of dividends - Class
    S/Service Class                                  348,407             227,942                    0
  Cost of shares redeemed - Class
    S/Service Class                           (2,900,254,375)     (3,555,407,931)     (20,077,871,000)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS S/SERVICE CLASS            (856,898,975)        338,607,091          311,076,721
INCREASE (DECREASE) IN NET ASSETS               (114,528,342)        896,569,784          347,519,721

NET ASSETS:
  Beginning net assets                         1,934,719,850       1,038,150,066          690,630,345
  ENDING NET ASSETS                          $ 1,820,191,508     $ 1,934,719,850     $  1,038,150,066
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
34

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                 CALIFORNIA TAX-FREE MONEY
                                                                        MARKET MUTUAL FUND
                                                ------------------------------------------
                                                      SIX       NINE
                                                   MONTHS     MONTHS       YEAR       YEAR
                                                    ENDED      ENDED      ENDED      ENDED
                                                MARCH 31,  SEPT. 30,   DEC. 31,   DEC. 31,
                                                     1997   1996 (2)       1995       1994
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $1.00      $1.00      $1.00      $1.00
                                                ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                              0.01       0.02       0.03       0.02
  Net realized and unrealized gain (loss) on
    investments                                      0.00       0.00       0.00       0.00
                                                ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                     0.01       0.02       0.03       0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income              (0.01)     (0.02)     (0.03)     (0.02)
  Distributions from net realized gain               0.00       0.00       0.00       0.00
                                                ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                            (0.01)     (0.02)     (0.03)     (0.02)
                                                ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                      $1.00      $1.00      $1.00      $1.00
                                                ---------  ---------  ---------  ---------
                                                ---------  ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                       1.36%      2.04%      3.23%      2.28%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)              $1,384,310 $1,161,431 $1,031,004  $869,745
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets           0.65%      0.65%      0.65%      0.62%
  Ratio of net investment income to average
    net assets                                      2.72%      2.69%      3.18%      2.26%
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses            1.03%      1.02%      1.01%      1.08%
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                          2.34%      2.32%      2.82%      1.80%
------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2) THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

---------------------
36

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                               CALIFORNIA TAX-FREE
                                             MONEY                     GOVERNMENT MONEY MARKET
                                MARKET MUTUAL FUND                             MUTUAL FUND (1)
                                           (CONT.)  ------------------------------------------
                              --------------------        SIX
                                   YEAR       YEAR     MONTHS       YEAR       YEAR       YEAR
                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                               DEC. 31,   DEC. 31,  MARCH 31,  SEPT. 30,  SEPT. 30,  SEPT. 30,
                                   1993       1992       1997       1996       1995       1994
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income            0.02       0.03       0.02       0.05       0.05       0.03
  Net realized and
    unrealized gain (loss)
    on investments                 0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.02       0.03       0.02       0.05       0.05       0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.02)     (0.03)     (0.02)     (0.05)     (0.05)     (0.03)
  Distributions from net
    realized gain                  0.00       0.00       0.00       0.00      (0.00)      0.00
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.02)     (0.03)     (0.02)     (0.05)     (0.05)     (0.03)
                              ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                     1.89%      2.81%      2.32%      4.75%      5.22%      3.16%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $793,420   $572,906    $60,224    $65,036   $109,368   $194,276
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.55%      0.28%      0.75%      0.77%      0.79%      0.77%
  Ratio of net investment
    income to average net
    assets                        1.88%      2.41%      4.62%      4.74%      5.08%      3.07%
----------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.06%      1.03%      1.00%      0.80%      0.81%      0.79%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        1.37%      1.66%      4.37%      4.71%      5.06%      3.05%
----------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2) THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                      MONEY MARKET MUTUAL
                                                                                     FUND
                                                         GOVERNMENT  --------------------
                                                       MONEY MARKET
                                                    MUTUAL FUND (1)               CLASS A
                                                            (CONT.)  --------------------
                                               --------------------        SIX       NINE
                                                    YEAR       YEAR     MONTHS     MONTHS
                                                   ENDED      ENDED      ENDED      ENDED
                                               SEPT. 30,  SEPT. 30,  MARCH 31,  SEPT. 30,
                                                    1993       1992       1997   1996 (2)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $1.00      $1.00      $1.00      $1.00
                                               ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                             0.03       0.04       0.02       0.03
  Net realized and unrealized gain (loss) on
    investments                                     0.00       0.00       0.00       0.00
                                               ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                    0.03       0.04       0.02       0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income             (0.03)     (0.04)     (0.02)     (0.03)
  Distributions from net realized gain              0.00       0.00       0.00       0.00
                                               ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                           (0.03)     (0.04)     (0.02)     (0.03)
                                               ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                     $1.00      $1.00      $1.00      $1.00
                                               ---------  ---------  ---------  ---------
                                               ---------  ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                      2.77%      3.99%      2.36%      3.55%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)              $188,934   $184,705  $4,640,148 $3,799,908
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets          0.83%      0.82%      0.75%      0.75%
  Ratio of net investment income to average
    net assets                                     2.73%      3.85%      4.71%      4.66%
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses           0.84%      0.82%      0.90%      0.88%
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                         2.72%      3.85%      4.56%      4.53%
-----------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THE FUND COMMENCED OPERATIONS ON JULY 1, 1992.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
The accompanying notes are an integral part of these financial statements.

---------------------
38

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                              MONEY MARKET MUTUAL FUND (CONT.)
                              ----------------------------------------------------------------
                                                         CLASS A (CONT.)   INSTITUTIONAL CLASS
                              ------------------------------------------  --------------------
                                                                     SIX        SIX
                                   YEAR       YEAR       YEAR     MONTHS     MONTHS     PERIOD
                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                               DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,  MARCH 31,  SEPT. 30,
                                   1995       1994       1993   1992 (3)       1997   1996 (4)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income            0.05       0.04       0.03       0.02       0.02       0.00
  Net realized and
    unrealized gain (loss)
    on investments                 0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.05       0.04       0.03       0.02       0.02       0.00
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.05)     (0.04)     (0.03)     (0.02)     (0.02)     (0.00)
  Distributions from net
    realized gain                  0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.05)     (0.04)     (0.03)     (0.02)     (0.02)     (0.00)
                              ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                     5.34%      3.74%      2.70%      1.50%      2.38%      0.29%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                    $2,892,621 $2,343,942  $317,474   $236,269     $9,332    $18,592
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.75%      0.69%      0.58%      0.20%      0.73%      0.74%
  Ratio of net investment
    income to average net
    assets                        5.13%      4.12%      2.67%      2.98%      4.71%      5.03%
----------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        0.83%      0.89%      1.00%      0.94%      0.82%      0.77%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        5.05%      3.92%      2.25%      2.24%      4.62%      5.00%
----------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THE FUND COMMENCED OPERATIONS ON JULY 1, 1992.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                MONEY MARKET MUTUAL FUND
                                                                                 (CONT.)
                                                         -------------------------------
                                                                                 CLASS S
                                                         -------------------------------
                                                               SIX       NINE
                                                            MONTHS     MONTHS     PERIOD
                                                             ENDED      ENDED      ENDED
                                                         MARCH 31,  SEPT. 30,   DEC. 31,
                                                              1997   1996 (2)   1995 (3)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $1.00      $1.00      $1.00
                                                         ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.02       0.03       0.03
  Net realized and unrealized gain (loss) on
    investments                                               0.00       0.00       0.00
                                                         ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                              0.02       0.03       0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                       (0.02)     (0.03)     (0.03)
  Distributions from net realized gain                        0.00       0.00       0.00
                                                         ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                                     (0.02)     (0.03)     (0.03)
                                                         ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                               $1.00      $1.00      $1.00
                                                         ---------  ---------  ---------
                                                         ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                                2.02%      3.03%      2.73%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                        $707,781   $699,231   $618,899
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                    1.43%      1.42%      1.43%
  Ratio of net investment income to average net assets       4.02%      3.98%      4.40%
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                               1.56%      1.55%      1.53%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses               3.89%      3.85%      4.30%
----------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THE CLASS S SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
(4)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(5)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(6)  THE CLASS E SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(7)  THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER
     PORTFOLIO.
The accompanying notes are an integral part of these financial statements.

---------------------
40

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                              TREASURY MONEY MARKET MUTUAL FUND (1)
                               NATIONAL TAX-FREE MONEY      ---------------------------------------
                                                MARKET
                                           MUTUAL FUND                       CLASS A
                              ------------------------      ------------------------        CLASS E
                                    SIX                           SIX                     ---------
                                 MONTHS         PERIOD         MONTHS           YEAR         PERIOD
                                  ENDED          ENDED          ENDED          ENDED          ENDED
                              MARCH 31,      SEPT. 30,      MARCH 31,      SEPT. 30,      MARCH 31,
                                   1997       1996 (4)           1997       1996 (5)       1997 (6)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00          $1.00          $1.00          $1.00          $1.00
                              ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income            0.01           0.01           0.02           0.05           0.00
  Net realized and
    unrealized gain (loss)
    on investments                 0.00           0.00           0.00           0.00           0.00
                              ---------      ---------      ---------      ---------      ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.01           0.01           0.02           0.05           0.00
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.01)         (0.01)         (0.02)         (0.05)          0.00
  Distributions from net
    realized gain                  0.00           0.00           0.00           0.00           0.00
                              ---------      ---------      ---------      ---------      ---------
TOTAL FROM DISTRIBUTIONS          (0.01)         (0.01)         (0.02)         (0.05)          0.00
                              ---------      ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00          $1.00          $1.00          $1.00          $1.00
                              ---------      ---------      ---------      ---------      ---------
                              ---------      ---------      ---------      ---------      ---------
TOTAL RETURN (NOT
  ANNUALIZED)                     1.36%          1.51%          2.42%          4.95%          0.11%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $35,253         $4,975        $66,486        $53,706       $820,657
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.64%(7)       0.62%(7)      0.55%          0.55%          0.65%
  Ratio of net investment
    income to average net
    assets                         2.68%(7)       2.71%(7)      4.81%          4.96%          4.86%
---------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.58%(7)       3.56%(7)      0.75%          0.67%          0.88%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.74%(7)      (0.23)%(7)     4.61%          4.84%          4.63%
---------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THE CLASS S SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
(4)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(5)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(6)  THE CLASS E SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(7)  THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER
     PORTFOLIO.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                            TREASURY MONEY MARKET MUTUAL
                                                                        FUND (1) (CONT.)
                                                         -------------------------------
                                                                     INSTITUTIONAL CLASS
                                                         -------------------------------
                                                               SIX
                                                            MONTHS       YEAR     PERIOD
                                                             ENDED      ENDED      ENDED
                                                         MARCH 31,  SEPT. 30,  SEPT. 30,
                                                              1997       1996   1995 (2)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $1.00      $1.00      $1.00
                                                         ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.03       0.05       0.01
  Net realized and unrealized gain (loss) on
    investments                                               0.00       0.00       0.00
                                                         ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                              0.03       0.05       0.01
LESS DISTRIBUTIONS:
  Dividends from net investment income                       (0.03)     (0.05)     (0.01)
  Distributions from net realized gain                        0.00       0.00       0.00
                                                         ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                                     (0.03)     (0.05)     (0.01)
                                                         ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                               $1.00      $1.00      $1.00
                                                         ---------  ---------  ---------
                                                         ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                                2.58%      5.26%    5.51%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                        $449,647   $540,689    $36,443
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                    0.25%      0.25%      0.26%
  Ratio of net investment income to average net assets       5.11%      5.21%      5.42%
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                               0.39%      0.59%      0.69%
Ratio of net investment income (loss) to average net
  assets prior to waived fees and reimbursed expenses        4.97%      4.87%      4.99%
----------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

---------------------
42

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                 TREASURY MONEY MARKET MUTUAL FUND (1) (CONT.)
                              ----------------------------------------------------------------
                                                                                 SERVICE CLASS
                              ----------------------------------------------------------------
                                    SIX                              SIX
                                 MONTHS       YEAR       YEAR     MONTHS       YEAR       YEAR
                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                              MARCH 31,  SEPT. 30,  SEPT. 30,  SEPT. 30,  MARCH 31,  MARCH 31,
                                   1997       1996       1995   1994 (3)       1994       1993
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income            0.02       0.05       0.05       0.02       0.03       0.03
  Net realized and
    unrealized gain (loss)
    on investments                 0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.02       0.05       0.05       0.02       0.03       0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.02)     (0.05)     (0.05)     (0.02)     (0.03)     (0.03)
  Distributions from net
    realized gain                  0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.02)     (0.05)     (0.05)     (0.02)     (0.03)     (0.03)
                              ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                     2.47%      5.03%      5.42%    3.75%**      2.81%      3.13%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $483,401  $1,340,325 $1,001,707  $690,630   $654,950   $614,237
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.45%      0.45%      0.42%      0.43%      0.43%      0.43%
  Ratio of net investment
    income to average net
    assets                        4.91%      4.98%      5.32%      3.72%      2.77%      3.04%
----------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        0.61%      0.60%      0.66%      0.90%      0.90%      0.91%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        4.75%      4.83%      5.08%      3.25%      2.30%      2.56%
----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers the following nineteen separate diversified funds: the Aggressive Growth, Asset Allocation, Balanced, Corporate Stock, Diversified Income, Equity Value, Ginnie Mae, Growth and Income, Government Money Market Mutual, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-Free Money Market Mutual, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Treasury Money Market Mutual, and U.S. Government Allocation Funds; and five non-diversified funds: the Arizona Tax-Free, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market Mutual, and Oregon Tax-Free Funds. These financial statements represent the California Tax-Free Money Market Mutual, Government Money Market Mutual, Money Market Mutual, National Tax-Free Money Market Mutual, and Treasury Money Market Mutual Funds (the "Funds").

The Company changed its fiscal year-end from September 30 to March 31.

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach Fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Treasury Money Market Mutual and Government Money Market Mutual Funds were established to acquire all of the assets and assume all of the liabilities of the Pacifica Treasury Money Market and Government Money Market Funds, respectively (collectively, the "Predecessor Funds"). Additionally, the Stagecoach Money Market Mutual Fund acquired all of the assets and assumed all of the liabilities of the Pacifica Money Market and Asset Preservation Funds. These acquisitions were accomplished in separate exchanges for shares of the respective Fund. All performance and financial data for the Government Money Market Mutual and Treasury Money Market Mutual Funds prior to September 6, 1996 refers to the Predecessor Funds.

The Money Market Mutual Fund offers Class A, Institutional Class, and Class S shares and the Treasury Money Market Mutual Fund offers Class A, Class E, Institutional Class, and Service Class shares. The Treasury Money Market Mutual Fund commenced offering the Class E shares on March 24, 1997. The

---------------------
44

                                                   NOTES TO FINANCIAL STATEMENTS
California Tax-Free Money Market Mutual, Government Money Market Mutual, and National Tax-Free Money Market Mutual Funds offer only one class of shares. The four classes of shares differ principally in the applicable distribution, shareholder servicing and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The National Tax-Free Money Market Mutual Fund invests only in interests of the Tax-Free Money Market Master Portfolio (the "Master Portfolio") of Master Investment Trust (the "Trust"). The Master Portfolio has the same investment objective as the Fund. The value of the Fund's investment in its corresponding Master Portfolio reflects the Fund's interest in the net assets of the corresponding Master Portfolio (32.44%) at March 31, 1997.

Each Fund, or related Master Portfolio, invests in securities with remaining maturities not exceeding 397 days (thirteen months), including obligations of the U.S. government, bankers acceptances, commercial paper and certain floating- and variable-rate instruments. Certain of these floating- and variable-rate instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.

Each Fund, or related Master Portfolio, uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share; however, there can be no assurance that the Funds will meet this goal. The amortized cost method involves

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
valuing a security at its cost plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded no later than one business day after trade date. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are accreted or amortized as required by the Internal Revenue Code.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's and the Master Portfolio's (in this paragraph, the "Funds") Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreement must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Funds at March 31, 1997, were collateralized by U.S. government obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from each Fund's net investment income are declared daily and distributed monthly to shareholders of the Funds. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

Each Fund of the Company is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1996.

The California Tax-Free Money Market Mutual Fund had capital loss carryforwards at December 31, 1996 of $34,884 that will expire in the year 2002 and $20,985 that will expire in the year 2003. The Money Market Mutual Fund had capital loss carryforwards at December 31, 1996 of $305,788 that will expire in the year 2003 and $701,461 that will expire in the year 2004. The National Tax-Free Money Market Fund had a

---------------------
46

                                                   NOTES TO FINANCIAL STATEMENTS
capital loss carryforward at December 31, 1996 of $437 that will expire in the year 2004. Any loss carryforwards from Pacifica are included in the corresponding Stagecoach Fund's carryforwards as shown above. The Board of Directors intends to offset net capital gains with each capital loss carryforward until each carryforward has been fully utilized or expires. No capital gain distribution shall be made until the capital loss carryforward has been fully utilized or has expired.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. The differences between the income and gains distributed on a book versus tax basis, if any, are shown as excess distributions of net investment income and net realized gain on the sale of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ORGANIZATION EXPENSES

The Funds have been charged for expenses incurred in connection with the organization and initial registration of the Funds and/or classes of shares. Such expenses are being amortized by each Fund on a straight-line basis over 60 months from the date the Fund and/or class commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into separate advisory contracts on behalf of each Fund (other than the National Tax-Free Money Market Mutual Fund) with WFB. Pursuant to the contracts, WFB has agreed to furnish to the Funds investment guidance and policy direction in connection with daily portfolio management. Under such contracts, WFB is entitled to be paid monthly advisory fees at the annual rate of 0.50% of the average daily net assets of the California Tax-Free Money Market Mutual Fund, 0.25% of the Government Money Market Mutual and Treasury Money Market Mutual Funds' average daily net assets, and 0.40% of the average daily net assets of the Money Market Mutual Fund.

For the period from October 1, 1995 to March 31, 1996, the Government Money Market Mutual and Treasury Money Market Mutual Funds were advised by First Interstate Capital Management, Inc. ("FICM"). Pursuant to the advisory con-

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
tracts, the Funds paid an advisory fee at an annual rate of 0.30% of the first $500 million of each Fund's average daily net assets, 0.25% of the next $500 million, and 0.20% of each Fund's average daily net assets in excess of $1 billion. On April 1, 1996, First Interstate Bancorp ("FIB") was merged with and into Wells Fargo & Company ("Wells Fargo"); and FICM and First Interstate Bank of California ("FICAL") became indirect, wholly-owned subsidiaries of Wells Fargo. In connection with this merger, FICM changed its name to Wells Fargo Investment Management, Inc ("WFIM"). For the period from April 1, 1996 to September 5, 1996, such advisory fees were paid to WFIM.

The National Tax-Free Money Market Mutual Fund does not directly retain an investment adviser because the Fund invests all of its assets in a Master Portfolio of the Trust which, in turn, retains WFB as investment adviser.

The Company has entered into contracts with WFB on behalf of the Funds whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. For providing custody services, WFB is entitled to be compensated at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee of $2,000 plus 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Fund's average daily net assets in excess of $100 million. WFB will not be entitled to compensation for its custodial services to the National Tax-Free Money Market Mutual Fund so long as it is entitled to compensation for providing advisory services to the Master Portfolio.

For the period from October 1, 1995 to March 31, 1996, FICAL served as the custodian for the Government Money Market Mutual and Treasury Money Market Mutual Funds. Pursuant to the contracts, the Funds paid a custodian fee based on net assets and certain transaction charges. For the period from April 1, 1996 to September 5, 1996, such custodian fees were paid to WFB.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB has agreed to act as transfer agent for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the California Tax-Free Money Market Mutual, Government Money Market Mutual and National Tax-Free Money Market Mutual Funds and the Class A shares of the Money Market Mutual and Treasury Money Market Mutual Funds and 0.02% of the average daily net assets of the Class E, Institutional Class, and Service Class shares of the Treasury Money Market Mutual Fund, and the Institutional Class and Class S shares of the Money Market Mutual Fund. Prior to February 1, 1997, under the contracts with the California Tax-Free Money Market Mutual, Money Market Mutual, and National Tax-Free Money Market Mutual Funds, WFB was entitled to be paid a per account fee plus other

---------------------
48

                                                   NOTES TO FINANCIAL STATEMENTS
related costs with a minimum monthly fee of $3,000 per Fund unless net assets of the Fund were under $20 million. For as long as the net assets remained under $20 million, a Fund would not be charged any transfer agency fees by WFB. Prior to February 1, 1997, under the contracts with the Funds WFB was entitled to be paid transfer agency fees at an annual rate of 0.07% of average daily net assets of the Government Money Market Mutual Fund and Class A shares of the Treasury Money Market Mutual Fund, and 0.04% and 0.02% of the Treasury Money Market Mutual Fund's average daily net assets attributable to Service Class and Institutional Class shares, respectively.

The transfer agency fees of the Funds for the six months ended March 31, 1997, were as follows:

                                                                         TRANSFER       TRANSFER
                                             TRANSFER     TRANSFER    AGENCY FEES    AGENCY FEES
                                          AGENCY FEES  AGENCY FEES  INSTITUTIONAL       CLASS S/
FUND                                          CLASS A      CLASS E          CLASS  SERVICE CLASS
------------------------------------------------------------------------------------------------
Money Market Mutual Fund                   $1,442,326          N/A        $ 2,633       $242,333
Treasury Money Market Mutual Fund              22,176       $3,729         49,802        209,300

Transfer agency fees for the California Tax-Free Money Market Mutual, Government Money Market Mutual and National Tax-Free Money Market Mutual Funds for the periods ended March 31, 1997 and September 30, 1996 are disclosed in the Statements of Operations.

For the period from October 1, 1995 to September 5, 1996, the Government Money Market Mutual and Treasury Money Market Mutual Funds retained Furman Selz LLC ("Furman Selz") to perform transfer agency related services.

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. WFB is entitled to be compensated for these services based on an annual rate of average daily net assets not to exceed 0.30% for the California Tax-Free Money Market Mutual Fund and Class A shares of the Money Market Mutual Fund, 0.25% for the Government Money Market Mutual Fund, National Tax-Free Money Market Mutual Fund, Class A and Class E shares of the Treasury Money Market Mutual Fund, and Institutional Class and Class S shares of the Money Market Mutual Fund, and 0.20% for the Service Class shares of the Treasury Money Market Mutual Fund.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

The shareholder servicing fees of the Funds for the six months ended March 31, 1997, were as follows:

                                                                                        SHAREHOLDER
                                                                          SHAREHOLDER     SERVICING
                                              SHAREHOLDER                   SERVICING          FEES
                                                SERVICING   SHAREHOLDER          FEES      CLASS S/
                                                     FEES     SERVICING  INSTITUTIONAL      SERVICE
FUND                                              CLASS A  FEES CLASS E         CLASS         CLASS
---------------------------------------------------------------------------------------------------
Money Market Mutual Fund                      $ 6,287,325           N/A       $14,717     $ 892,936
Treasury Money Market
 Mutual Fund                                       68,907       $46,608           N/A     1,230,129

Shareholder servicing fees of the Funds for the periods ended September 30, 1996, were as follows:

                                                                                        SHAREHOLDER
                                                                          SHAREHOLDER     SERVICING
                                                            SHAREHOLDER     SERVICING          FEES
                                                              SERVICING          FEES      CLASS S/
                                                                   FEES  INSTITUTIONAL      SERVICE
FUND                                                            CLASS A         CLASS         CLASS
---------------------------------------------------------------------------------------------------
Money Market Mutual Fund*                                    $7,257,001     $   2,443    $1,176,803
Treasury Money Market Mutual Fund**                             153,899     1,432,124     3,022,260

 * INFORMATION PRESENTED IS FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996. ** INFORMATION PRESENTED IS FOR THE YEAR ENDED SEPTEMBER 30, 1996.

Shareholder servicing fees for the California Tax-Free Money Market Mutual, Government Money Market Mutual and National Tax-Free Money Market Mutual Funds for the periods ended March 31, 1997 and September 30, 1996 are disclosed in the Statements of Operations.

For the period from October 1, 1995 to September 5, 1996, various banks, trust companies, broker-dealers or other financial organizations (collectively, "Service Organizations") also provided administrative services for the Government Money Market Mutual and Treasury Money Market Mutual Funds, such as maintaining shareholder accounts and records. The Funds paid fees to Service Organizations in amounts up to an annual rate of 0.25% of the average daily net assets of the Funds' shares owned by shareholders with whom the Service Organization had a servicing relationship.

Subject to the overall supervision of the Company's Board of Directors, WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide each Fund with supervisory, administrative and distribution services. For these administrative services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of each Fund's average daily net assets. Prior to February 1, 1997, Stephens provided substantially the same services as sole administrator to the Funds. Under the previous agreements, Stephens was entitled to receive a monthly fee at the annual rate of 0.03% of the average daily net assets of the California Tax-Free Money Market Mutual

---------------------
50

                                                   NOTES TO FINANCIAL STATEMENTS
and Money Market Mutual Funds and 0.05% of the average daily net assets of the Government Money Market Mutual, National Tax-Free Money Market Mutual, and Treasury Money Market Mutual Funds.

For the period from October 1, 1995 to September 5, 1996 for the Government Money Market Mutual Fund and for the period from April 15, 1996 to September 5, 1996 for the Treasury Money Market Mutual Fund, Furman Selz provided administrative services for the operation of the Funds. As compensation for such services, each Fund paid Furman Selz an annual fee, payable monthly, of up to 0.15% of the average daily net assets of the Fund. For the period from October 1, 1995 to April 15, 1996, The Dreyfus Corporation ("Dreyfus") provided administrative services for the operation of the Treasury Money Market Mutual Fund. As compensation for such services, the Fund paid Dreyfus an annual fee, payable monthly, of up to 0.10% of the average daily net assets of the Fund.

The Company has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for Class A shares of the Funds, Class E shares of the Treasury Money Market Mutual Fund and Class S shares of the Money Market Mutual Fund. The Distribution Plan for the Class A shares of the Funds provides that the Funds may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying on an annual basis up to 0.05% of the average net assets attributable to the California Tax-Free Money Market Mutual, Government Money Market Mutual and National Tax-Free Money Market Mutual Funds and the Class A shares of the Money Market Mutual and Treasury Money Market Mutual Funds. Each Fund may participate in joint distribution activities with any of the other funds, in which event, expenses reimbursed out of the assets of one Fund may be attributable, in part, to the distribution-related activities of another fund. Generally, the expenses attributable to joint distribution activities are allocated among all of the funds in proportion to their relative net asset sizes.

The separate Class S Distribution Plan for the Money Market Mutual Fund provides that the Fund may pay, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.75% of the Fund's average daily net assets attributable to Class S shares. Distribution fees for the periods listed below for the Money Market Mutual Fund were as follows:

                                                                       DISTRIBUTION    DISTRIBUTION
                                                                               FEES            FEES
PERIOD                                                                      CLASS A         CLASS S
---------------------------------------------------------------------------------------------------
For the Six Months Ended March 31, 1997                                    $419,154      $2,678,807
For the Nine Months Ended September 30, 1996                                480,748       3,587,118

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

The separate Class E Distribution Plan for the Treasury Money Market Mutual Fund provides that the Fund may pay, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class E shares. Distribution fees for the Treasury Money Market Mutual Fund for the six months ended March 31, 1997, were as follows:

                                                                       DISTRIBUTION    DISTRIBUTION
                                                                               FEES            FEES
FUND                                                                        CLASS A         CLASS E
---------------------------------------------------------------------------------------------------
Treasury Money Market Mutual Fund                                           $13,781         $46,608

For the period from October 1, 1995 to September 5, 1996, the Government Money Market Mutual and Treasury Money Market Mutual Funds had adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act. For the Treasury Money Market Mutual Fund, the Plan was for the Class A shares only. The Plans provided for payments by each Fund not to exceed 0.25% of the average daily net assets of the Government Money Market Mutual Fund, and 0.05% of the average daily net assets of the Class A shares of the Treasury Money Market Mutual Fund.

FEES WAIVED

The following amounts of fees and expenses were waived or reimbursed for the six months ended March 31, 1997:

                                                    EXPENSES
                                                  REIMBURSED  FEES WAIVED
FUND                                             BY STEPHENS       BY WFB
-------------------------------------------------------------------------
California Tax-Free Money Market Mutual
 Fund                                                  $   0  $ 2,430,083
Government Money Market Mutual Fund                        0       70,801
Money Market Mutual Fund                                   0    3,603,285
National Tax-Free Money Market Mutual
 Fund                                                 12,021       48,216
Treasury Money Market Mutual Fund                          0    1,401,326

The following amounts of fees were waived for the periods ended September 30, 1996:

                                            FEES WAIVED
                                              BY FURMAN  FEES WAIVED  FEES WAIVED
FUND                                               SELZ       BY FIB       BY WFB
---------------------------------------------------------------------------------
California Tax-Free Money Market Mutual
 Fund*                                              N/A          N/A   $3,045,388
Government Money Market Mutual Fund**           $27,056  $         0        1,430
Money Market Mutual Fund*                           N/A          N/A    3,884,553
National Tax-Free Money Market Mutual
 Fund***                                            N/A          N/A        5,594
Treasury Money Market Mutual Fund**                   0    2,173,591    1,877,973

 *  INFORMATION PRESENTED IS FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996.
 **  INFORMATION PRESENTED IS FOR THE YEAR ENDED SEPTEMBER 30, 1996.
*** INFORMATION PRESENTED IS FOR THE PERIOD FROM APRIL 2, 1996 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1996.

---------------------
52

                                                   NOTES TO FINANCIAL STATEMENTS

For the period from April 2, 1996 (commencement of operations) to September 30, 1996, Stephens reimbursed $38,169 in expenses for the National Tax-Free Money Market Mutual Fund. Fee waivers and reimbursements continue at the discretion of WFB and Stephens, respectively.

WFB and Stephens have agreed to reimburse all or a portion of their respective fees charged to, or expenses paid by, each such Fund to ensure that total Fund operating expenses do not exceed, on an annual basis, 0.75% of the Government Money Market Mutual Fund's average daily net assets, 0.73% of the Institutional Class shares of the Money Market Mutual Fund's average daily net assets, and 0.55%, 0.25%, and 0.45% of the Class A, Institutional Class, and Service Class shares, respectively, of the Treasury Money Market Mutual Fund's average daily net assets through August 31, 1997.

Certain officers and directors of the Company are also officers of Stephens. At March 31, 1997, Stephens owned 57,195 shares of the California Tax-Free Money Market Mutual, 25 shares of the Government Money Market Mutual, 11,996 shares of the Money Market Mutual, 101 shares of the National Tax-Free Money Market Mutual and 76 shares of the Treasury Money Market Mutual Funds.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

3. CAPITAL SHARE TRANSACTIONS

As of March 31, 1997, there were 91 billion shares of $0.001 par value capital stock authorized by the Company. At March 31, 1997, the California Tax-Free Money Market Mutual Fund was authorized to issue 10 billion shares, the Government Money Market Mutual and National Tax-Free Money Market Funds were each authorized to issue 5 billion shares, the Money Market Mutual Fund was authorized to issue 10 billion Class A shares, 5 billion Class E shares, 5 billion Institutional Class shares and 5 billion Class S shares, and the Treasury Money Market Mutual Fund was authorized to issue 5 billion Class A, 5 billion Class E, 5 billion Institutional Class, and 5 billion Service Class shares of $0.001 par value capital stock. Capital share transactions for the Funds were as follows:

                                             CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
                                          -----------------------------------------------
                                             FOR THE SIX    FOR THE NINE          FOR THE
                                            MONTHS ENDED    MONTHS ENDED  YEAR ENDED DEC.
                                          MARCH 31, 1997  SEPT. 30, 1996         31, 1995
-----------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                     991,867,267     856,726,858      743,403,372
  Shares issued in reinvestment of
    dividends -- Class A                      16,764,042      22,241,153       29,943,332
  Shares redeemed -- Class A                (785,731,636)   (748,580,464)    (612,067,361)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                      222,899,673     130,387,547      161,279,343

                                                       GOVERNMENT MONEY MARKET MUTUAL FUND
                                          ------------------------------------------------
                                             FOR THE SIX          FOR THE          FOR THE
                                            MONTHS ENDED       YEAR ENDED       YEAR ENDED
                                          MARCH 31, 1997   SEPT. 30, 1996   SEPT. 30, 1995
------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                     133,575,235    1,617,283,570    4,140,356,138
  Shares issued in reinvestment of
    dividends -- Class A                         636,690        1,166,154        1,587,592
  Shares redeemed -- Class A                (139,023,174)  (1,662,781,053)  (4,226,851,391)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                       (4,811,249)     (44,331,329)     (84,907,661)

---------------------
54

                                                   NOTES TO FINANCIAL STATEMENTS

                                                                  MONEY MARKET MUTUAL FUND
                                          ------------------------------------------------
                                                             FOR THE NINE
                                             FOR THE SIX     MONTHS ENDED          FOR THE
                                            MONTHS ENDED        SEPT. 30,       YEAR ENDED
                                          MARCH 31, 1997         1996 (1)    DEC. 31, 1995
------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                   1,566,357,293    2,061,102,906    2,284,460,229
  Shares issued in reinvestment of
    dividends -- Class A                      93,188,134      111,610,934      146,963,258
  Shares redeemed -- Class A                (819,490,109)  (1,266,036,895)  (1,881,762,423)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                      840,055,318      906,676,945      549,661,064
  Shares sold -- Institutional Class           2,187,477       19,474,700              N/A
  Shares issued in reinvestment of
    dividends -- Institutional Class             279,884                0              N/A
  Shares redeemed -- Institutional Class     (11,728,407)        (890,817)             N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS           (9,261,046)      18,583,883              N/A
  Shares sold -- Class S                     813,386,639    1,063,771,625    1,211,984,821
  Shares issued in reinvestment of
    dividends -- Class S                      14,334,388       19,240,628       10,735,964
  Shares redeemed -- Class S                (819,204,427)  (1,002,807,161)    (603,622,562)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS S                        8,516,600       80,205,092      619,098,223

(1) "SHARES SOLD" INCLUDES 194,882,553 FOR CLASS A AND 19,474,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA MONEY MARKET FUND AND PACIFICA ASSET PRESERVATION FUND MERGERS.

                                                 NATIONAL TAX-FREE MONEY
                                                      MARKET MUTUAL FUND
                                          ------------------------------
                                                           FROM APRIL 2,
                                                                    1996
                                            FOR THE SIX    (COMMENCEMENT
                                           MONTHS ENDED   OF OPERATIONS)
                                              MARCH 31,     TO SEPT. 30,
                                                   1997             1996
------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                     54,084,381       14,242,847
  Shares issued in reinvestment of
    dividends -- Class A                        141,020           30,552
  Shares redeemed -- Class A                (23,947,189)      (9,298,266)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                      30,278,212        4,975,133

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

                                                            TREASURY MONEY MARKET MUTUAL FUND
                                          ---------------------------------------------------
                                              FOR THE SIX          FOR THE            FOR THE
                                             MONTHS ENDED       YEAR ENDED         YEAR ENDED
                                           MARCH 31, 1997   SEPT. 30, 1996     SEPT. 30, 1995
---------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                      101,803,385      265,329,368                N/A
  Shares issued in reinvestment of
    dividends -- Class A                          117,496          303,969                N/A
  Shares redeemed -- Class A                  (89,139,342)    (211,928,115)               N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                        12,781,539       53,705,222                N/A
  Shares sold -- Class E                      892,833,080              N/A                N/A
  Shares issued in reinvestment of
    dividends -- Class E                                0              N/A                N/A
  Shares redeemed -- Class E                  (72,176,053)             N/A                N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS E                       820,657,027              N/A                N/A
  Shares sold -- Institutional Class          998,327,613    4,920,884,222        120,817,000
  Shares issued in reinvestment of
    dividends -- Institutional Class              978,929        1,018,863                  0
  Shares redeemed -- Institutional Class   (1,090,336,130)  (4,417,665,197)       (84,374,000)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS           (91,029,588)     504,237,888         36,443,000
  Shares sold -- Service Class              2,043,006,904    3,893,787,080     20,388,947,721
  Shares issued in reinvestment of
    dividends -- Service Class                    348,407          227,942                  0
  Shares redeemed -- Service Class         (2,900,254,375)  (3,555,407,931)   (20,077,871,000)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- SERVICE CLASS                (856,899,064)     338,607,091        311,076,721

---------------------
56

                                                    INDEPENDENT AUDITORS' REPORT
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the California Tax-Free Money Market Mutual Fund, Government Money Market Mutual Fund, Money Market Mutual Fund, and Treasury Money Market Mutual Fund, and the statement of assets and liabilities of the National Tax-Free Money Market Mutual Fund (five of the funds comprising Stagecoach Funds, Inc.) as of March 31, 1997, and the related statements of operations of the California Tax-Free Money Market Mutual Fund and Money Market Mutual Fund for the six months ended March 31, 1997, and the nine months ended September 30, 1996, the Government Money Market Mutual Fund and Treasury Money Market Mutual Fund for the six months ended March 31, 1997, and the year ended September 30, 1996, and the National Tax-Free Money Market Mutual Fund for the six months ended March 31, 1997, and the period from April 2, 1996 (commencement of operations) to September 30, 1996, the statements of changes in net assets of the California Tax-Free Money Market Mutual Fund and Money Market Mutual Fund for the six months ended March 31, 1997, the nine months ended September 30, 1996, and the year ended December 31, 1995, the Government Money Market Mutual Fund and Treasury Money Market Mutual Fund for the six months ended March 31, 1997, and the year ended September 30, 1996, and the National Tax-Free Money Market Mutual Fund for the six months ended March 31, 1997, and the period from April 2, 1996 (commencement of operations) to September 30, 1996, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Government Money Market Mutual Fund and Treasury Money Market Mutual Fund, all years or periods indicated in the accompanying financial statements and financial highlights ending prior to October 1, 1995, were audited by other auditors whose reports dated November 15, 1995, November 22, 1994, and May 4, 1994, expressed unqualified opinions on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of March 31, 1997, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

                   [SIG]
[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
MAY 9, 1997

                                                           ---------------------

MASTER INVESTMENT TRUST TAX-FREE MONEY MARKET MASTER PORTFOLIO
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM INSTRUMENTS - 98.73%
             ALABAMA - 1.75%
$ 1,100,000  County of Decatur AL IDA Waste Disposal V/R
               Amoco Chemical Co Project                          3.90 %        05/01/25   $   1,100,000
    800,000  McIntosh AL PCR Geigy Corp Project                   3.85          07/01/04         800,000
                                                                                           --------------
                                                                                           $   1,900,000

             ARIZONA - 1.75%
$ 1,400,000  Maricopa AZ IDA Hospital Facilities Revenue V/R
               MBIA Insured                                       3.85 %        12/01/08   $   1,400,000
    500,000  Maricopa County AZ PCR Public Service Co Series
               B                                                  3.80          05/01/29         500,000
                                                                                           --------------
                                                                                           $   1,900,000

             CALIFORNIA - 1.38%
$   300,000  California State PCFA Southern California
               Edison V/R Series A                                3.55 %        02/28/08   $     300,000
    200,000  California Statewide CDA COP                         3.70          06/01/26         200,000
  1,000,000  Irvine CA Development Revenue V/R                    3.70          09/02/21       1,000,000
                                                                                           --------------
                                                                                           $   1,500,000

             COLORADO - 1.47%
$ 1,000,000  Colorado State HFFA North Colorado Medical
               Center                                             3.45 %        05/15/20   $   1,000,000
    600,000  Colorado State Student Loan Obligation Bond
               Authority Series A                                 3.45          07/01/00         600,000
                                                                                           --------------
                                                                                           $   1,600,000

------------------------
58

                  MASTER INVESTMENT TRUST TAX-FREE MONEY MARKET MASTER PORTFOLIO

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM INSTRUMENTS (CONTINUED)
             FLORIDA - 11.52%
$ 3,000,000  Jacksonville Florida Electric Authority CP           3.30 %        05/07/97   $   3,000,000
  3,000,000  Florida State Government Financing Authority         3.20          04/08/97       3,000,000
  2,000,000  Indian River County FL Hospital Series 1990          3.35          05/07/97       2,000,000
  3,000,000  Sarasota County FL PCR Series B                      3.55          05/20/97       3,000,000
  1,000,000  University Athletic Association Inc - Florida
               Improvement Revenue V/R                            3.70          12/01/20       1,000,000
    500,000  Volusia County FL HFFA V/R                           3.80          09/01/20         500,000
                                                                                           --------------
                                                                                           $  12,500,000

             GEORGIA - 9.49%
$ 2,500,000  Burke County GA PCR Power Corp Series A              3.35 %        01/01/19   $   2,500,000
  1,000,000  Fulton County GA Residential Care Facility V/R
               - Lenbrook Square Foundation                       3.80          01/01/18       1,000,000
  2,000,000  Georgia State Municipal Electric Authority CP
               Multiple LOC's                                     3.45          04/11/97       2,000,000
  4,800,000  Hapeville GA Development Authority IDA V/R
               Hapeville Hotel Ltd LOC - Swiss Bank               4.00          11/01/15       4,800,000
                                                                                           --------------
                                                                                           $  10,300,000

             IDAHO - 0.65%
$   700,000  Power County ID PCR FMC Corp Project                 3.85 %        12/01/10   $     700,000

             KANSAS - 2.03%
$ 2,200,000  Burlington KS PCR Kansas City Power & Light CP
               LOC - Societe Generale                             3.35 %        05/12/97   $   2,200,000

             LOUISIANA - 2.40%
$ 1,000,000  Louisiana Public Facility Authority Revenue -
               Kenner Hotel LTP                                   4.00 %        12/01/15   $   1,000,000
  1,600,000  New Orleans Aviation Board Revenue MBIA Insured      3.40          08/05/15       1,600,000
                                                                                           --------------
                                                                                           $   2,600,000

                                                           ---------------------

MASTER INVESTMENT TRUST TAX-FREE MONEY MARKET MASTER PORTFOLIO

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM INSTRUMENTS (CONTINUED)
             MASSACHUSETTS - 4.06%
$ 2,400,000  Massachusetts State HFFA Revenue V/R Asset
               Program LOC - Credit Suiss                         3.25 %        01/01/19   $   2,400,000
  2,000,000  Massachusetts State IDA Resources Recovery V/R
               Ogden Haver                                        3.35          12/01/11       2,000,000
                                                                                           --------------
                                                                                           $   4,400,000

             MICHIGAN - 2.12%
$ 1,300,000  Delta County MI EDA Mead Escanaba Paper Series
               C                                                  4.00 %        12/01/23   $   1,300,000
  1,000,000  Midland MI Economic Development Corp Limited
               Obligation Revenue Dow Chemical Co V/R
               Project B                                          4.00          12/01/15       1,000,000
                                                                                           --------------
                                                                                           $   2,300,000

             MISSISSIPPI - 2.86%
$ 3,100,000  Jackson County MS PCR Chevron Project                3.80 %        06/01/23   $   3,100,000

             MISSOURI - 3.60%
$   500,000  Kansas City MO IDA Hospital Revenue V/R MBIA
               Insured                                            3.85 %        10/15/15   $     500,000
  3,400,000  Missouri State Health & Educational Facilities
               Revenue V/R St Francis Medical Center LOC -
               Credit Local De France                             3.80          06/01/26       3,400,000
                                                                                           --------------
                                                                                           $   3,900,000

             NEW JERSEY - 4.06%
$ 3,400,000  New Jersey Economic Development Authority El
               Dorado Series B                                    3.80 %        05/01/03   $   3,400,000
  1,000,000  New Jersey State Turnpike Revenue Series D           3.20          01/01/18       1,000,000
                                                                                           --------------
                                                                                           $   4,400,000

------------------------
60

                  MASTER INVESTMENT TRUST TAX-FREE MONEY MARKET MASTER PORTFOLIO

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM INSTRUMENTS (CONTINUED)
             NEW MEXICO - 5.07%
$ 1,700,000  Albuquerque NM Airport Revenue Project AMBAC
               Insured                                            3.35 %        07/01/14   $   1,700,000
  3,800,000  Farmington NM PCR V/R Arizona Public Services
               Co. Series B                                       3.85          09/01/24       3,800,000
                                                                                           --------------
                                                                                           $   5,500,000

             NEW YORK - 3.69%
$ 2,000,000  New York NY Assistance Corp LOC - Series B           3.35 %        04/01/23   $   2,000,000
  2,000,000  New York NY Series B GO MBIA Insured                 4.00          08/15/23       2,000,000
                                                                                           --------------
                                                                                           $   4,000,000

             NORTH CAROLINA - 3.04%
$ 3,300,000  Charlotte NC Airport Revenue V/R Series A MBIA
               Insured                                            3.35 %        07/01/16   $   3,300,000

             OHIO - 0.92%
$ 1,000,000  Ohio State Air Quality Development Authority
               Revenue V/R - Cincinnati Gas & Electric
               Series B                                           3.80 %        09/01/30   $   1,000,000

             PENNSYLVANIA - 6.45%
$ 3,000,000  Delaware County PA PCR Philadelphia Electric Co      3.15 %        04/08/97   $   3,000,000
  3,000,000  Pennsylvania State Higher Education Assistance
               Agency Student Loan Revenue V/R Series A           3.50          12/01/25       3,000,000
  1,000,000  Schuylkill County PA Industrial Development
               Authority Resource Recovery Revenue A/R            3.85          12/01/11       1,000,000
                                                                                           --------------
                                                                                           $   7,000,000

                                                           ---------------------

MASTER INVESTMENT TRUST TAX-FREE MONEY MARKET MASTER PORTFOLIO

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM INSTRUMENTS (CONTINUED)
             SOUTH CAROLINA - 1.11%
$ 1,200,000  Charlestown County SC Industrial Revenue V/R
               Massey Coal Terminal Corporation                   3.85 %        01/01/07   $   1,200,000

             TEXAS - 7.19%
$   100,000  Brazos River Authority Texas PCR V/R Texas
               Utilities Electric Co LOC - Bank of
               Switzerland                                        3.85 %        06/01/30   $     100,000
  4,500,000  Guadalupe-Blanco River Authority Texas PCR
               Central Power & Light Co V/R LOC - ABN Amro
               of North America                                   3.85          11/01/15       4,500,000
  2,200,000  Sabine TX River Authority PCR AMBAC Insured          3.85          03/01/26       2,200,000
  1,000,000  South Texas Higher Education Authority V/R           3.45          06/01/25       1,000,000
                                                                                           --------------
                                                                                           $   7,800,000

             UTAH - 1.66%
$   400,000  Salt Lake City UT Airport Revenue Series A AMT
               LOC - Credit Suisse                                3.45 %        06/01/98   $     400,000
  1,400,000  Utah State Intermountain Power Agency CP LOC -
               Swiss Bank                                         3.00          04/18/97       1,400,000
                                                                                           --------------
                                                                                           $   1,800,000

             VIRGINIA - 5.62%
$ 3,600,000  Peninsula Ports Authority Revenue Port
               Facilities Shell Coal & Terminal Co                3.75 %        12/01/05   $   3,600,000
  2,500,000  Virginia State Housing Development Authority
               V/R Series A                                       3.55          09/01/17       2,500,000
                                                                                           --------------
                                                                                           $   6,100,000

------------------------
62

                  MASTER INVESTMENT TRUST TAX-FREE MONEY MARKET MASTER PORTFOLIO

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM INSTRUMENTS (CONTINUED)
             WASHINGTON - 6.08%
$ 3,100,000  Washington State Health Care Facility V/R            3.85 %        10/01/05   $   3,100,000
    500,000  Washington State MFHR Inglenook Court Project
               LOC - Bank of America                              3.90          07/01/25         500,000
  3,000,000  Washington State Public Power Supply Project
               Series A                                           3.40          07/01/17       3,000,000
                                                                                           --------------
                                                                                           $   6,600,000

             WYOMING - 8.76%
$ 2,900,000  Lincoln County WY PCR Exxon Project                  3.90 %        11/01/14   $   2,900,000
  1,600,000  Platte County WY PCR V/R LOC - Societe Generale      4.00          07/01/14       1,600,000
  2,500,000  Sweetwater County WY PCR Pacific Corp Project
               LOC - Canadian Imperial Bank                       3.30          05/13/97       2,500,000
  1,000,000  Sweetwater County WY PCR V/R Pacific Corp
               Project LOC - Canadian Imperial Bank               3.75          01/01/14       1,000,000
  1,500,000  Uinta County WY PCR Chevron USA Inc Project V/R      3.80          08/15/20       1,500,000
                                                                                           --------------
                                                                                           $   9,500,000
             TOTAL SHORT-TERM INSTRUMENTS                                                  $ 107,100,000
             (Cost $107,100,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $107,100,000)* (Note 1)                            98.73%               $  107,100,000
              Other Assets and Liabilities, Net                         1.27                     1,375,489
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  108,475,489
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF ASSETS & LIABILITIES - MARCH 31, 1997

                                                 TAX-FREE
                                             MONEY MARKET
                                                   MASTER
                                                PORTFOLIO
---------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $107,100,000
  Cash                                            251,799
Receivables:
  Interest                                        331,672
  Investment in securities sold                 1,000,000
Organization expenses, net of
  amortization                                      3,090
Prepaid expenses                                    3,568
TOTAL ASSETS                                  108,690,129
LIABILITIES
Payables:
  Distribution to beneficial interest
    holders                                       183,723
  Due to sponsor and distributor (Note
    2)                                              4,840
  Due to adviser (Note 2)                          17,995
  Other                                             8,082
TOTAL LIABILITIES                                 214,640

TOTAL NET ASSETS
                                             $108,475,489

INVESTMENT AT COST                           $107,100,000
---------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

------------------------
64

                                                        STATEMENTS OF OPERATIONS

                                              TAX-FREE MONEY MARKET MASTER
                                                                 PORTFOLIO
                                             -----------------------------
                                                FOR THE      FROM APRIL 2,
                                                    SIX               1996
                                                 MONTHS      (COMMENCEMENT
                                                  ENDED     OF OPERATIONS)
                                              MARCH 31,       TO SEPTEMBER
                                                   1997           30, 1996
--------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                   $1,431,931     $    1,012,391
TOTAL INVESTMENT INCOME                       1,431,931          1,012,391
EXPENSES (NOTE 2)
  Advisory fees                                 127,389             87,691
  Amortization of organization expenses             484              1,266
  Legal and audit fees                            9,442              9,119
  Other                                             414                494
TOTAL EXPENSES                                  137,729             98,570
Less:
  Waived fees and reimbursed expenses           (25,379)           (10,704)
Net Expenses                                    112,350             87,866
NET INVESTMENT INCOME                         1,319,581            924,525

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                       0             (6,788)
NET GAIN (LOSS) ON INVESTMENTS                        0             (6,788)
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                             $1,319,581     $      917,737
--------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                TAX-FREE MONEY MARKET MASTER
                                                                   PORTFOLIO
                                             -------------------------------
                                                               FROM APRIL 2,
                                                                        1996
                                              FOR THE SIX      (COMMENCEMENT
                                             MONTHS ENDED     OF OPERATIONS)
                                                MARCH 31,       TO SEPTEMBER
                                                     1997           30, 1996
----------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS:
  Net investment income                      $  1,319,581     $      924,525
  Net realized gain (loss) on sale of
    investments                                         0             (6,788)
NET INCREASE IN NET ASSETS RESULTING
FROM
 OPERATIONS                                     1,319,581            917,737
NET INCREASE IN NET ASSETS RESULTING
FROM
 BENEFICIAL INTEREST TRANSACTIONS              26,740,549         79,497,622
INCREASE IN NET ASSETS                         28,060,130         80,415,359
NET ASSETS:
  Beginning net assets                         80,415,359                  0
  ENDING NET ASSETS                          $108,475,489     $   80,415,359
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
66

                                                   NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

The Tax-Free Money Market Master Portfolio (the "Master Portfolio") is one series of Master Investment Trust (the "Trust"), a business trust organized under the laws of Delaware on August 14, 1991. The Trust is registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). The Declaration of Trust permits the issuance of beneficial interests ("interests"). The Trust currently issues nine series of investment portfolios: the Asset Allocation, Capital Appreciation, Cash Investment Trust, Corporate Stock, Short-Term Government-Corporate Income, Short-Term Municipal Income, Small Cap, Tax-Free Money Market and U.S. Government Allocation Master Portfolios.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. These financial statements represent only the Tax-Free Money Market Master Portfolio.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The Master Portfolio invests in securities with remaining maturities not exceeding 397 days (thirteen months), including floating- and variable-rate instruments. Certain of these floating- and variable-rate instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.

The Master Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share; however, there can be no assurance that the Master Portfolio will meet this goal. The amortized cost method involves valuing a security at its cost plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded no later than one business day after trade date. Interest income is accrued daily. Realized gains and losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are accreted or amortized as required by the Internal Revenue Code.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

FEDERAL INCOME TAXES

The Master Portfolio intends to qualify for federal income tax purposes as a partnership. Management of the Master Portfolio therefore believes that it will not be subject to any federal or state income tax on its income and net capital gains (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the partnership's income for purposes of determining its federal and state income tax liabilities. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended ("Code"), and the regulations promulgated thereunder.

It is intended that the Master Portfolio's assets, income, gain/loss and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invests all of its assets in the Master Portfolio.

ORGANIZATION EXPENSES

The Master Portfolio has been charged for expenses incurred in connection with the organization and initial registration of the Master Portfolio. Such expenses are being amortized by the Master Portfolio on a straight-line basis over 60 months from the date the Master Portfolio commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an advisory contract with Wells Fargo Bank, N.A. ("WFB") on behalf of the Master Portfolio. Pursuant to the contract, WFB furnishes investment guidance and policy direction in connection with daily portfolio management of the Master Portfolio. Under the contract with the Master Portfolio, WFB is entitled to receive a monthly advisory fee at an annual rate of 0.30% of the Master Portfolio's average daily net assets.

The Trust has also entered into a contract with WFB whereby WFB has agreed to provide custody services for the Master Portfolio. For providing these services, WFB is entitled to be compensated for custody services based on a rate of 0.0167% of the average daily net assets of the Master Portfolio.

All amounts shown as waived fees and reimbursed expenses on the Statements of Operations were waived and/or reimbursed by WFB.

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68

                                                    INDEPENDENT AUDITORS' REPORT
TO THE UNITHOLDERS AND BOARD OF TRUSTEES
MASTER INVESTMENT TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Tax-Free Money Market Master Portfolio (one of the master portfolios comprising Master Investment Trust) as of March 31, 1997, and the related statements of operations and changes in net assets for the six months ended March 31, 1997, and for the period from April 2, 1996 (commencement of operations) to September 30, 1996. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Tax-Free Money Market Master Portfolio of Master Investment Trust as of March 31, 1997, the results of its operations and the changes in its net assets for the periods indicated herein in conformity with generally accepted accounting principles.
                   [SIG]
[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
MAY 9, 1997

                                                           ---------------------

LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAN               --   Revenue Anticipation Notes
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

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70

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

SCF 081 (5/97)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1997 Stagecoach Funds